Not FDIC Insured May Lose Value No Bank Guarantee
1116-Q3PH

Schedule of Investments
(unaudited)
Franklin Federal Tax-Free Income Fund 2
Notes to Schedule of Investments 34

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited), January 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 53,204 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
Corporate Bonds 0.4%
Software 0.4%
a
Haven at Elgin LLC , 5.25%, 12/31/53 .................................... $ 35,660,000 35,692,397
Total Corporate Bonds (Cost $ 35,660,000 ) ......................................
35,692,397
Senior Floating Rate Interests 0.2%
Residential REITs 0.2%
a ,c
Centennial Gardens LP, First Lien, Delayed Draw CME Term Loan, 1 , 6.097% ,
( 1-month SOFR + 5.346% ), 2/01/25 .................................... 16,317,314 16,318,074
Total Senior Floating Rate Interests (Cost $ 16,317,314 ) ..........................
16,318,074
Municipal Bonds 97.7%
Alabama 3.0%
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 10,000,000 10,058,578
d
Black Belt Energy Gas District ,
Revenue , 2022 F , Mandatory Put , 5.5% , 12/01/28 ......................... 24,715,000 26,096,716
Revenue , 2023 B-2 , Mandatory Put , 5.25% , 12/01/30 ....................... 17,015,000 18,310,706
Revenue , 2023 D-1 , Refunding , Mandatory Put , 5.5% , 2/01/29 ................ 4,000,000 4,239,197
Revenue , 2024 A , Mandatory Put , 5.25% , 9/01/32 ......................... 4,500,000 4,787,753
Chilton County Health Care Authority , County of Chilton Sales Tax , Revenue , 2015 A ,
5% , 11/01/40 ..................................................... 8,425,000 8,437,280
County of Jefferson ,
Sewer , Revenue , 2024 , Refunding , 5.25% , 10/01/49 ....................... 15,500,000 16,380,658
Sewer , Revenue , 2024 , Refunding , 5.5% , 10/01/53 ........................ 24,100,000 25,851,836
e
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 12,700,000 11,687,621
d
Energy Southeast A Cooperative District ,
Revenue , 2023 A-1 , Mandatory Put , 5.5% , 1/01/31 ......................... 25,230,000 27,234,776
Revenue , 2023 B-1 , Mandatory Put , 5.75% , 11/01/31 ....................... 15,000,000 16,521,301
Jacksonville Public Educational Building Authority ,
Jacksonville State University , Revenue , 2023 A , AGMC Insured , 5.25% , 8/01/53 ... 8,000,000 8,385,841
Jacksonville State University , Revenue , 2023 A , AGMC Insured , 5.5% , 8/01/58 .... 2,000,000 2,124,820
Southeast Energy Authority A Cooperative District ,
d
Revenue , 2021 B , Mandatory Put , 4% , 12/01/31 ........................... 1,000,000 994,580
d
Revenue , 2022 A-1 , Mandatory Put , 5.5% , 12/01/29 ........................ 12,850,000 13,695,244
d
Revenue , 2023 B , Mandatory Put , 5% , 6/01/30 ............................ 6,000,000 6,344,099
Revenue , 2024 A , 5% , 11/01/35 ....................................... 20,000,000 20,987,038
d
Revenue , 2025 A , Mandatory Put , 5% , 6/01/35 ............................ 19,500,000 20,473,906
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
5,000,000 5,120,942
247,732,892
Alaska 0.2%
Alaska Municipal Bond Bank Authority , Revenue , 2015 , Refunding , 5% , 10/01/39 ...
12,950,000 12,978,625
Northern Tobacco Securitization Corp. ,
Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/50 ................... 3,250,000 2,875,436
Revenue, Senior Lien , 2021 B-1 , 2 , Refunding , 4% , 6/01/50 .................. 1,080,000 1,064,708
16,918,769

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona 2.1%
Arizona Industrial Development Authority ,
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/32 ............. $ 205,000 $ 208,118
KIPP NYC Public Charter Schools , Revenue , 2021 B , 5% , 7/01/33 ............. 220,000 223,097
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/34 ............. 230,000 226,225
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/35 ............. 235,000 229,769
KIPP NYC Public Charter Schools , Revenue , 2021 B , 4% , 7/01/36 ............. 220,000 213,662
Leman Academy of Excellence Obligated Group , Revenue , 2022 A , Refunding , 4.5% ,
7/01/54 ........................................................ 10,000,000 8,742,653
d
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2022-1 , Mandatory
Put , 5% , 9/01/27 .................................................. 9,000,000 9,221,840
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 15,065,720
City of Phoenix Civic Improvement Corp. ,
Airport , Revenue , 2017 A , 5% , 7/01/47 .................................. 10,000,000 10,074,211
Airport , Revenue, Junior Lien , 2017 D , Refunding , 4% , 7/01/40 ............... 25,000,000 24,882,743
Airport , Revenue, Senior Lien , 2018 , 5% , 7/01/48 .......................... 6,000,000 6,077,195
Phoenix Sky Harbor International Airport Customer Facility Charges , Revenue , 2019
A , 4% , 7/01/45 .................................................. 3,235,000 3,089,916
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/32 ..... 6,000,000 6,904,200
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/34 ..... 5,000,000 5,882,354
State of Arizona Distribution , Revenue , 2005 B , NATL Insured , 5.5% , 7/01/35 ..... 9,860,000 11,703,658
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 10,000,000 9,341,378
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group , Revenue , 2019 E , 4% , 1/01/45 ............... 10,000,000 9,607,347
Banner Health Obligated Group , Revenue , 2019 F , 4% , 1/01/45 ............... 25,000,000 23,921,460
Maricopa County Pollution Control Corp. ,
El Paso Electric Co. , Revenue , 2009 A , Refunding , 3.6% , 2/01/40 ............. 19,500,000 17,598,742
Southern California Edison Co. , Revenue , 2000 A , Refunding , 2.4% , 6/01/35 ..... 5,000,000 3,959,214
Salt River Project Agricultural Improvement & Power District , Revenue , 2023 A , 5% ,
1/01/50 ......................................................... 6,500,000 6,892,167
174,065,669
Arkansas 0.1%
Arkansas Development Finance Authority , Baptist Memorial Health Care Obligated
Group , Revenue , 2020 B-1 , Refunding , 5% , 9/01/44 ........................ 6,100,000 6,209,658
City of Centerton ,
Sales & Use Tax , Revenue , 2024 , AGMC Insured , 4% , 11/01/44 ............... 2,250,000 2,163,832
Sales & Use Tax , Revenue , 2024 , AGMC Insured , 4.125% , 11/01/49 ........... 1,400,000 1,359,326
Sales & Use Tax , Revenue , 2024 , AGMC Insured , 4% , 11/01/54 ............... 1,625,000 1,580,571
11,313,387
California 8.2%
e
Align Affordable Housing Bond Fund LP , Coronado Springs Tower LLC , Revenue ,
144A, 2020-2 , A , 4% , 9/01/27 ......................................... 17,835,000 17,677,339
d
Align Capital Trust , Revenue , 2020-4 A , Mandatory Put , 3.75% , 1/01/26 .......... 9,777,791 9,635,526
d
ARC70 II TRUST , Revenue , 2021-1 , A , Mandatory Put , 4% , 12/01/37 ............ 11,360,000 9,871,054
d
California Community Choice Financing Authority ,
Revenue , 2023 A-1 , Mandatory Put , 5% , 8/01/29 .......................... 5,000,000 5,213,905
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 43,250,000 45,393,747
e
California Community Housing Agency ,
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 22,400,000 19,261,559
Brio Apartments & Next on Lex Apartments , Revenue, Senior Lien , 144A, 2021 A-1 ,
4% , 2/01/56 .................................................... 17,850,000 15,206,854
K Street Flats , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ...................... 10,000,000 6,787,675

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority ,
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5% ,
8/15/42 ........................................................ $ 425,000 $ 453,294
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.125% ,
8/15/47 ........................................................ 620,000 656,325
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.25% ,
8/15/52 ........................................................ 7,815,000 8,274,039
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.375% ,
8/15/57 ........................................................ 12,495,000 13,302,058
e
CMFA Special Finance Agency ,
Latitude33 , Revenue , 144A, 2021 A-1 , 3% , 12/01/56 ....................... 12,000,000 8,219,467
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 5,300,000 4,599,508
e
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 20,647,343
e
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 19,860,802
Corona-Norco Unified School District ,
GO , C , AGMC Insured , 6.2% , 8/01/29 .................................. 3,250,000 3,522,170
GO , C , Pre-Refunded , AGMC Insured , 6.8% , 8/01/39 ....................... 8,500,000 9,334,689
GO , C , AGMC Insured , Zero Cpn., 8/01/39 ............................... 7,500,000 3,980,068
e
CSCDA Community Improvement Authority ,
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-1 , 3.6% , 5/01/47 ....... 10,000,000 8,225,994
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% , 5/01/57 ...... 12,500,000 8,501,410
Acacia on Santa Rosa Creek , Revenue, Senior Lien , 144A, 2021 A , 4% , 10/01/56 . 13,000,000 11,145,798
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-2 , 4.3% , 7/01/59 .......... 13,700,000 11,273,845
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 7,110,500
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 2,815,000 2,546,429
Monterey Station Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 7/01/43 . 7,855,000 6,180,200
Park Crossing Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 12/01/58 . 18,750,000 12,956,243
Vineyard Garden Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 10/01/58 14,000,000 9,633,639
Waterscape Apartments , Revenue, Senior Lien , 144A, 2021 A , 3% , 9/01/56 ...... 1,670,000 1,156,637
Westgate Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/47 ...... 15,000,000 10,483,508
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 12/01/49 ... 30,000,000 20,310,723
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 4% , 12/01/58 ... 25,000,000 18,715,965
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , AGMC Insured , 5.4% , 1/15/30 ................. 15,475,000 17,213,366
Revenue , 2013 A , Refunding , 6.85% , 1/15/42 ............................. 20,000,000 23,372,890
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
12,500,000 15,444,069
New Haven Unified School District ,
GO , 2009 , AGMC Insured , Zero Cpn., 8/01/31 ............................ 2,055,000 1,662,409
GO , 2009 , AGMC Insured , Zero Cpn., 8/01/32 ............................ 7,830,000 6,093,875
GO , 2009 , AGMC Insured , Zero Cpn., 8/01/33 ............................ 7,660,000 5,726,795
Norman Y Mineta San Jose International Airport SJC , Revenue , 2017 A , Refunding ,
5% , 3/01/47 ...................................................... 23,855,000 23,999,294
Oro Grande Elementary School District ,
COP , 2020 , Refunding , 4% , 9/15/25 .................................... 2,120,000 2,124,288
COP , 2020 , Refunding , 4% , 9/15/27 .................................... 2,400,000 2,410,847
COP , 2020 , Refunding , 4% , 9/15/28 .................................... 2,095,000 2,104,009
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/36 ......
20,000,000 12,313,438
San Diego County Regional Airport Authority , Revenue, Senior Lien , 2023 B , 5.25% ,
7/01/58 ......................................................... 15,000,000 15,780,367
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 26,805,000 27,138,503
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 13,000,000 13,146,979

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 ....................
$ 10,600,000 $ 10,658,904
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
50,000,000 53,947,235
San Mateo Union High School District ,
GO , 2011 A , Zero Cpn., 9/01/33 ....................................... 6,065,000 5,941,581
GO , 2011 A , Zero Cpn., 9/01/41 ....................................... 20,000,000 21,135,460
Santa Ana Unified School District ,
GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/35 ........................... 10,000,000 6,827,782
GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/36 ........................... 18,865,000 12,317,687
GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/37 ........................... 10,000,000 6,233,631
f
Southern California Public Power Authority , Revenue , FRN , 2007 B , 4.708% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 6,000,000 5,785,740
State of California , GO , 2002 , NATL Insured , 5% , 10/01/32 ....................
20,000 20,040
West Contra Costa Unified School District ,
GO , C-1 , Refunding , AGMC Insured , Zero Cpn., 8/01/29 .................... 10,000,000 8,676,695
GO , C-1 , Refunding , AGMC Insured , Zero Cpn., 8/01/30 .................... 20,845,000 17,469,298
GO , C-1 , Refunding , AGMC Insured , Zero Cpn., 8/01/31 .................... 20,000,000 16,158,502
GO , C-1 , Refunding , AGMC Insured , Zero Cpn., 8/01/32 .................... 10,730,000 8,338,566
692,180,563
Colorado 2.9%
e
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... 3,555,000 3,732,532
Baseline Metropolitan District No. 1 , GO , 2024 A , Refunding , AGMC Insured , 4% ,
12/01/46 ........................................................ 2,000,000 1,906,704
e
Broadway Park North Metropolitan District No. 2 , GO , 144A, 2020 , Refunding , 5% ,
12/01/49 ........................................................ 1,575,000 1,492,111
City & County of Denver ,
Airport System , Revenue , 1992 C , NATL Insured , ETM, 6.125% , 11/15/25 ....... 1,055,000 1,075,408
Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/37 .................. 10,000,000 10,302,467
Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/43 .................. 5,000,000 5,086,740
Airport System , Revenue , 2018 A , Refunding , 5.25% , 12/01/43 ............... 11,045,000 11,356,142
Airport System , Revenue , 2018 A , Refunding , 5% , 12/01/48 .................. 15,500,000 15,683,477
Airport System , Revenue , 2022 D , Refunding , 5.75% , 11/15/45 ............... 10,000,000 10,964,278
Airport System , Revenue , 2022 D , Refunding , 5% , 11/15/53 .................. 10,000,000 10,288,032
Pledged Excise Tax , Revenue , 2018 A-1 , 5% , 8/01/48 ...................... 39,690,000 40,418,823
Pledged Excise Tax , Revenue , 2018 A-2 , Zero Cpn., 8/01/35 ................. 2,000,000 1,304,576
Pledged Excise Tax , Revenue , 2018 A-2 , Zero Cpn., 8/01/36 ................. 2,500,000 1,555,811
Pledged Excise Tax , Revenue , 2018 A-2 , Zero Cpn., 8/01/37 ................. 2,455,000 1,457,447
Pledged Excise Tax , Revenue , 2018 A-2 , Zero Cpn., 8/01/38 ................. 2,000,000 1,125,916
Colorado Educational & Cultural Facilities Authority , James Irwin Educational
Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/62 ................... 2,200,000 2,156,202
Colorado Health Facilities Authority ,
AdventHealth Obligated Group , Revenue , 2016 A , Refunding , 5% , 11/15/41 ...... 20,505,000 20,845,152
AdventHealth Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 12,000,000 12,296,581
CommonSpirit Health Obligated Group , Revenue , 2019 A-2 , Refunding , 4% , 8/01/49 13,000,000 11,734,338
CommonSpirit Health Obligated Group , Revenue , 2022 A , 5.25% , 11/01/52 ...... 10,500,000 11,086,065
Covenant Living Communities and Services Obligated Group , Revenue , 2020 A ,
Refunding , 4% , 12/01/50 ........................................... 4,930,000 4,256,878

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Constitution Heights Metropolitan District , GO , 2020 , Refunding , 5% , 12/01/49 .....
$ 1,752,000 $ 1,673,641
e
DIATC Metropolitan District , GO , 144A, 2019 , Refunding , 5% , 12/01/49 ........... 2,000,000 1,923,863
Evan's Place Metropolitan District , GO , 2020 A-3 , 5% , 12/01/50 .................
1,575,000 1,465,369
e
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,590,551
Park Creek Metropolitan District , Westerly Creek District Service Area , Revenue,
Senior Lien , 2018 A , 5% , 12/01/46 ..................................... 2,875,000 2,920,499
Prairie Center Metropolitan District No. 3 , GO , 2024 A , Refunding , 5.875% , 12/15/46 .
1,375,000 1,471,963
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
20,000,000 23,953,292
Severance Shores Metropolitan District No. 4 , GO , 2020 A , 5% , 12/01/49 .........
5,675,000 5,466,563
South Maryland Creek Ranch Metropolitan District ,
GO , 2023 , Refunding , AGMC Insured , 5% , 12/01/48 ........................ 800,000 829,008
GO , 2023 , Refunding , AGMC Insured , 5.125% , 12/01/57 .................... 2,150,000 2,226,326
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
3.75% , 12/01/40 ................................................. 500,000 450,182
Sterling Ranch Colorado Metropolitan District No. 2 , Revenue , 2020 A , Refunding ,
4.25% , 12/01/50 ................................................. 1,150,000 1,046,132
Westminster Public Schools , GO , 2024 A , 5% , 12/01/49 ......................
15,000,000 16,030,118
243,173,187
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/38 .......... 2,200,000 2,201,121
Hartford HealthCare Obligated Group , Revenue , 2021 A , 4% , 7/01/46 .......... 6,000,000 5,487,097
Stamford Hospital Obligated Group (The) , Revenue , M , Refunding , 4% , 7/01/41 ... 5,000,000 4,801,639
University of Hartford (The) , Revenue , 2022 P , 5.375% , 7/01/52 ............... 6,000,000 5,551,271
18,041,128
Delaware 0.1%
County of Kent ,
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/40 ........................... 1,100,000 1,111,176
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/48 ........................... 1,485,000 1,484,897
CHF-Dover LLC , Revenue , 2018 A , 5% , 7/01/53 ........................... 1,100,000 1,080,299
Delaware State Economic Development Authority ,
Newark Charter School, Inc. , Revenue , 2021 , Refunding , 4% , 9/01/41 .......... 600,000 550,677
Newark Charter School, Inc. , Revenue , 2021 , Refunding , 4% , 9/01/51 .......... 3,300,000 2,808,465
7,035,514
Florida 9.4%
Alachua County Health Facilities Authority ,
Oak Hammock at the University of Florida Obligated Group , Revenue , 2022 ,
Refunding , 4% , 10/01/40 ........................................... 2,500,000 2,289,187
Oak Hammock at the University of Florida Obligated Group , Revenue , 2022 ,
Refunding , 4% , 10/01/46 ........................................... 1,750,000 1,501,305
Ave Maria Stewardship Community District , Assessments , Special Assessment , 2022
A , Refunding , 4% , 5/01/42 ........................................... 5,020,000 4,449,450
Babcock Ranch Community Independent Special District ,
Assessment Area 3A , Special Assessment , 2020 , 4% , 5/01/40 ................ 1,840,000 1,727,572
Assessment Area 3A , Special Assessment , 2020 , 4% , 5/01/50 ................ 1,500,000 1,299,699
e
Bannon Lakes Community Development District , Phase 2 , Special Assessment , 144A,
2021 , 3.5% , 5/01/41 ................................................ 700,000 604,551
Brevard County Health Facilities Authority , Health First, Inc. Obligated Group , Revenue ,
2022 A , Refunding , 5% , 4/01/52 ....................................... 10,000,000 10,327,972
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F , Revenue , 2020 A-1 , Refunding , 5% , 10/01/31 ...... 1,500,000 1,582,479
Provident Group - Continuum Properties LLC , Revenue, Senior Lien , 2023 A-1 , 5% ,
11/01/53 ....................................................... 2,125,000 2,054,022

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Capital Projects Finance Authority, (continued)
Provident Group - Continuum Properties LLC , Revenue, Senior Lien , 2023 A-1 , 5% ,
11/01/58 ....................................................... $ 2,000,000 $ 1,909,143
Capital Trust Agency, Inc. ,
e
Kingdom Kensington LLC , Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .......... 22,800,000 19,852,628
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/31 ................. 500,000 499,782
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/41 ................. 325,000 299,242
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/51 ................. 385,000 325,916
Lutz Preparatory School, Inc. , Revenue , 2021 A , 4% , 6/01/56 ................. 485,000 401,330
e
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 , 3.68% , 1/01/57 ........... 2,000,000 1,397,872
Capital Trust Authority ,
e
Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 , Refunding , Zero Cpn.,
3/01/29 ........................................................ 56,170,000 45,495,992
Seaside School Consortium, Inc. , Revenue , 2024 A , 5.125% , 6/15/59 ........... 1,485,000 1,425,958
Central Florida Expressway Authority ,
Revenue, Senior Lien , 2016 B , Refunding , 4% , 7/01/39 ..................... 5,000,000 5,001,668
Revenue, Senior Lien , 2016 B , Refunding , 4% , 7/01/40 ..................... 5,825,000 5,825,165
Revenue, Senior Lien , 2018 , 5% , 7/01/48 ................................ 16,000,000 16,370,877
Centre Lake Community Development District ,
Special Assessment , 2021 , 3% , 5/01/42 ................................. 1,140,000 897,520
Special Assessment , 2021 , 4% , 5/01/52 ................................. 1,845,000 1,614,781
City of Atlantic Beach ,
Naval Continuing Care Retirement Foundation Obligated Group , Revenue , 2018 A ,
5% , 11/15/38 ................................................... 1,105,000 1,134,778
Naval Continuing Care Retirement Foundation Obligated Group , Revenue , 2018 A ,
5% , 11/15/53 ................................................... 9,235,000 9,278,514
City of Cape Coral , Water & Sewer , Revenue , 2017 , Refunding , 5% , 10/01/39 ......
10,000,000 10,321,935
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 .................
10,325,000 10,722,721
City of Gainesville ,
Utilities System , Revenue , 2017 A , 5% , 10/01/37 .......................... 5,000,000 5,187,289
Utilities System , Revenue , 2019 A , 5% , 10/01/47 .......................... 28,010,000 29,038,793
Utilities System , Revenue , 2019 A , Pre-Refunded , 5% , 10/01/47 ............... 125,000 136,143
City of Jacksonville ,
Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% , 11/01/45 .. 5,000,000 4,548,966
Genesis Health, Inc. Obligated Group , Revenue , 2020 , Refunding , 5% , 11/01/50 .. 20,000,000 20,051,950
City of Melbourne ,
Water & Sewer , Revenue , 2000 A , FGIC Insured , ETM, Zero Cpn., 10/01/26 ...... 1,500,000 1,427,839
Water & Sewer , Revenue , 2002 B , Refunding , NATL Insured , Zero Cpn., 10/01/26 . 4,500,000 4,266,734
City of Miami Beach , Stormwater , Revenue , 2015 , 5% , 9/01/41 .................
10,000,000 10,071,064
City of Palmetto , Renaissance Arts and Education, Inc. , Revenue , 2022 A , Refunding ,
5.25% , 6/01/52 ................................................... 3,000,000 3,034,806
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2020 , Refunding , 4% ,
9/01/50 ........................................................ 4,730,000 4,045,245
John Knox Village of Florida, Inc. Obligated Group , Revenue , 2021 A , 4% , 9/01/56 . 10,150,000 8,379,224
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Foundation, Inc. , Revenue , 2017 , Refunding , 4% ,
8/15/47 ........................................................ 5,750,000 5,487,545
Baptist Health South Florida Foundation, Inc. , Revenue , 2017 , Refunding , 5% ,
8/15/47 ........................................................ 7,845,000 7,949,105
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ......
15,000,000 14,702,795
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group , Revenue , 2016
B , Refunding , 5% , 7/01/37 ......................................... 5,000,000 5,067,902
State of Florida Cigarette Tax , Revenue , 2020 A , Zero Cpn., 9/01/35 ............ 755,000 490,654
State of Florida Cigarette Tax , Revenue , 2020 A , Zero Cpn., 9/01/36 ............ 800,000 496,047

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
$ 15,000,000 $ 13,611,393
County of Miami-Dade ,
Seaport Department , Revenue, Senior Lien , 2022 A , Refunding , 5.25% , 10/01/52 .. 6,000,000 6,154,443
Transit System , Revenue , 2015 , Refunding , 5% , 7/01/35 .................... 7,000,000 7,044,698
Transit System , Revenue , 2018 , 5% , 7/01/43 ............................. 10,000,000 10,337,883
Transit System , Revenue , 2018 , 4% , 7/01/47 ............................. 5,000,000 4,676,898
Transit System , Revenue , 2020 A , 4% , 7/01/48 ........................... 5,000,000 4,641,424
Water & Sewer System , Revenue , 2019 B , 4% , 10/01/49 .................... 27,500,000 26,019,889
County of Monroe ,
Airport , Revenue , 2022 , 5.25% , 10/01/47 ................................ 1,000,000 1,031,787
Airport , Revenue , 2022 , 5% , 10/01/52 .................................. 1,500,000 1,502,010
County of Osceola , Transportation , Revenue , 2019 A-1 , Refunding , 5% , 10/01/49 ...
4,500,000 4,625,471
Crystal Cay Community Development District , Special Assessment , 2021 , 4% , 5/01/51
1,000,000 877,206
Cypress Mill Community Development District ,
Special Assessment , 2023 , 5% , 5/01/43 ................................. 560,000 571,143
Special Assessment , 2023 , 5% , 5/01/53 ................................. 1,000,000 986,544
e
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. 4,000,000 3,995,055
East Palm Drive Community Development District , Assessment Area 1 , Special
Assessment , 2024 , 5.375% , 6/15/54 ................................... 750,000 745,607
e
Epperson North Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2018 A-1 , 5.5% , 11/01/39 ............................. 1,490,000 1,532,226
Escambia County Health Facilities Authority ,
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/36 . 4,165,000 4,359,176
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/37 . 6,000,000 6,259,796
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 5% , 8/15/40 . 4,000,000 4,119,811
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/45 . 19,465,000 17,565,531
Baptist Hospital, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/15/50 . 18,985,000 16,532,865
Everlands Community Development District , Assessment Area 2 , Special Assessment ,
2024 , 5.55% , 6/15/54 ............................................... 1,000,000 1,010,842
Florida Development Finance Corp. ,
Brightline Trains Florida LLC , Revenue , 2024 , Refunding , AGMC Insured , 5.25% ,
7/01/53 ........................................................ 50,000,000 51,939,045
River City Education Obligated Group , Revenue , 2021 A , 4% , 7/01/35 .......... 325,000 317,231
River City Education Obligated Group , Revenue , 2021 A , 4% , 7/01/45 .......... 600,000 528,742
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/33 .................................................... 1,350,000 1,416,448
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/38 .................................................... 1,400,000 1,443,273
Shands Jacksonville Medical Center Obligated Group , Revenue , 2022 A , Refunding ,
5% , 2/01/39 .................................................... 2,750,000 2,815,745
Florida Housing Finance Corp. , Revenue , 2020-1 , GNMA Insured , 2.75% , 7/01/50 ...
1,410,000 974,892
Florida Municipal Loan Council , Shingle Creek Transit & Utility Community
Development District , Special Assessment , 2024 , 5.4% , 5/01/54 ............... 820,000 829,445
Greater Orlando Aviation Authority ,
Revenue , 2017 A , 5% , 10/01/47 ....................................... 10,925,000 11,013,792
Revenue , 2019 A , 4% , 10/01/49 ....................................... 15,000,000 13,718,280
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 2,500,000 2,524,745
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 2,195,174
Herons Glen Recreation District ,
Special Assessment , 2020 , Refunding , BAM Insured , 4% , 5/01/45 ............. 1,515,000 1,483,998
Special Assessment , 2020 , Refunding , BAM Insured , 4% , 5/01/50 ............. 1,800,000 1,679,805
Hillsborough County Aviation Authority ,
Revenue , 2015 A , 5% , 10/01/44 ....................................... 5,000,000 5,018,233
Revenue , 2018 E , 5% , 10/01/48 ....................................... 5,000,000 5,068,574

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/50 ....................... $ 6,500,000 $ 5,835,959
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ 4,000,000 3,574,079
Keys Edge Community Development District , Assessment Area 1 , Special Assessment ,
2024 , 5.375% , 5/01/55 .............................................. 1,000,000 981,647
Kingman Gate Community Development District , Special Assessment , 2021 , 3.6% ,
6/15/41 ......................................................... 750,000 683,355
e
Knightsbridge Community Development District , Special Assessment , 144A, 2024 ,
5.2% , 6/15/44 .................................................... 245,000 246,247
Lakes by the Bay South Community Development District , Special Assessment , 2024 ,
Refunding , 5% , 5/01/34 ............................................. 2,000,000 2,119,834
Lakewood Ranch Stewardship District , Assessments , Special Assessment , 2024 ,
5.55% , 5/01/54 ................................................... 530,000 533,042
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2019 , 5% , 11/15/44 ................................................ 6,360,000 6,492,314
Leomas Landing Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 3.35% , 5/01/41 .................................... 250,000 212,400
d ,e
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Mandatory Put , Zero
Cpn., 5/01/52 ..................................................... 27,000,000 24,367,500
Los Cayos Community Development District ,
Special Assessment , 2024 , 5.25% , 6/15/44 .............................. 850,000 858,781
Special Assessment , 2024 , 5.55% , 6/15/54 .............................. 800,000 807,571
Miami-Dade County Expressway Authority ,
Revenue , 2013 A , Refunding , 5% , 7/01/29 ............................... 10,000,000 10,023,762
Revenue , 2013 A , Refunding , 5% , 7/01/32 ............................... 6,375,000 6,390,148
Revenue , A , Refunding , 5% , 7/01/40 ................................... 40,000,000 40,160,868
Miami-Dade County Health Facilities Authority , Variety Children's Hospital Obligated
Group , Revenue , 2017 , Refunding , 4% , 8/01/47 ........................... 3,500,000 3,295,091
Mid-Bay Bridge Authority , Revenue , 2015 A , Refunding , 5% , 10/01/40 ............
5,000,000 5,023,552
Middleton Community Development District A , Phase I , Special Assessment , 2022 ,
6.2% , 5/01/53 .................................................... 4,800,000 5,069,381
North Sumter County Utility Dependent District ,
Revenue, Senior Lien , 2019 , 5% , 10/01/49 ............................... 3,635,000 3,678,219
Revenue, Senior Lien , 2019 , 5% , 10/01/54 ............................... 7,000,000 7,050,364
Pacific Ace Community Development District , Special Assessment , 2024 , 5.5% ,
5/01/55 ......................................................... 750,000 753,566
Palm Beach County Educational Facilities Authority ,
Palm Beach Atlantic University Obligated Group , Revenue , 2021 , Refunding , 4% ,
10/01/41 ....................................................... 3,695,000 3,319,006
Palm Beach Atlantic University Obligated Group , Revenue , 2021 , Refunding , 4% ,
10/01/46 ....................................................... 7,570,000 6,527,959
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 B , 5% ,
11/15/42 ....................................................... 1,000,000 1,033,889
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/36 .... 1,235,000 1,245,295
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/41 .... 5,060,000 5,078,958
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 B , 5% , 5/15/47 .... 130,000 130,070
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 C , Refunding ,
7.625% , 5/15/58 ................................................. 1,620,000 1,831,487
Pine Ridge Plantation Community Development District ,
Special Assessment, Senior Lien , 2020 A-1 , Refunding , AGMC Insured , 2.625% ,
5/01/34 ........................................................ 1,200,000 1,018,215
Special Assessment, Senior Lien , 2020 A-1 , Refunding , AGMC Insured , 2.8% ,
5/01/37 ........................................................ 995,000 811,459

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Poitras East Community Development District , Special Assessment , 2023 , 5.25% ,
5/01/52 ......................................................... $ 2,500,000 $ 2,531,493
Preserve at South Branch Community Development District , Phase 3 , Special
Assessment , 2021 , 3.5% , 5/01/41 ..................................... 750,000 680,340
Reunion West Community Development District , Assessment Area 1 , Special
Assessment , 2022 , Refunding , 3% , 5/01/36 .............................. 1,250,000 1,102,156
Rhodine Road North Community Development District , Assessment Area , Special
Assessment , 2022 , 3.3% , 5/01/42 ..................................... 495,000 411,122
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/36 ..................................... 750,000 640,772
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/37 ........................................................ 2,350,000 2,370,337
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/42 ........................................................ 1,600,000 1,603,971
Southwest Florida Retirement Center, Inc. Obligated Group , Revenue , 2017 A , 5% ,
1/01/47 ........................................................ 2,450,000 2,417,784
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/33 .............. 600,000 613,986
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/38 .............. 1,025,000 1,036,047
Sunnyside Village Obligated Group , Revenue , 2018 , 5% , 5/15/48 .............. 1,850,000 1,817,390
Sarasota County Public Hospital District ,
Obligated Group , Revenue , 2022 , 4% , 7/01/52 ............................ 15,000,000 13,461,752
Sarasota County Public Hospital District Obligated Group , Revenue , 2018 , 4% ,
7/01/48 ........................................................ 10,000,000 9,170,024
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 21,217,736
South Creek Community Development District , Assessment Area 1 , Special
Assessment , 2021 , 3.25% , 6/15/41 .................................... 500,000 413,309
South Fork East Community Development District ,
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/26 ............. 100,000 99,129
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/31 ............. 246,000 231,864
Assessments , Special Assessment , 2021 , Refunding , 3% , 5/01/38 ............. 597,000 505,677
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 7,250,000 6,202,227
Tampa Bay Water , Revenue , 2024 A , 5.25% , 10/01/54 ........................
8,000,000 8,678,651
Tampa Sports Authority , Revenue , 1995 , NATL Insured , 6.1% , 10/01/26 ...........
1,000,000 1,028,025
Timber Creek Southwest Community Development District ,
Special Assessment , 2020 , 4% , 6/15/40 ................................. 1,000,000 909,749
Special Assessment , 2020 , 4% , 6/15/50 ................................. 2,000,000 1,679,039
Tohoqua Community Development District , Phase 2 , Special Assessment , 2021 ,
4% , 5/01/51 ...................................................... 1,175,000 981,652
Touchstone Community Development District , Special Assessment, Senior Lien , 2022
A-1 , 5.5% , 5/01/53 ................................................. 1,800,000 1,857,821
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 ..............................
5,000,000 5,003,814
Two Lakes Community Development District , Special Assessment , 2024 , 5% , 5/01/55
1,720,000 1,742,799
University of North Florida Financing Corp. (The) , University of North Florida Dormitory
Facilities , Revenue , 2016 , Refunding , AGMC Insured , 5% , 11/01/35 ............ 5,000,000 5,109,768
e
Village Community Development District No. 15 ,
Special Assessment , 144A, 2024 , 4.55% , 5/01/44 ......................... 750,000 738,306
Special Assessment , 144A, 2024 , 4.8% , 5/01/55 .......................... 1,750,000 1,715,114
Phase I , Special Assessment , 144A, 2023 , 5% , 5/01/43 ..................... 1,500,000 1,535,066
Phase I , Special Assessment , 144A, 2023 , 5.25% , 5/01/54 ................... 6,075,000 6,220,554
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc. , Revenue , 2017 , Refunding , 5% , 10/15/47 5,000,000 5,056,372
Embry-Riddle Aeronautical University, Inc. , Revenue , 2020 A , Refunding , 5% ,
10/15/49 ....................................................... 3,000,000 3,057,292

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Wildwood Utility Dependent District , Revenue , 2023 , AGMC Insured , 5.5% , 10/01/53 .
$ 6,970,000 $ 7,562,486
792,720,922
Georgia 3.6%
Atlanta Development Authority (The) ,
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/26 .. 5,000,000 5,061,142
Tuff Yamacraw LLC , Revenue , 2005 A , Refunding , AMBAC Insured , 5% , 1/01/27 .. 5,000,000 5,122,392
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 14,459,408
City of Atlanta ,
Airport Passenger Facility Charge , Revenue , 2023 E , 5.25% , 7/01/43 ........... 4,250,000 4,569,616
Airport Passenger Facility Charge , Revenue, Sub. Lien , 2019 D , 4% , 7/01/36 ..... 15,800,000 15,767,830
Water & Wastewater , Revenue , 2018 B , Refunding , 5% , 11/01/47 .............. 4,845,000 4,960,699
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/53 .................................... 1,875,000 1,955,712
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 10,000,000 10,308,021
Development Authority for Fulton County , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 20,000,000 18,595,490
Development Authority of Burke County (The) ,
Oglethorpe Power Corp. , Revenue , 2017 C , Refunding , 4.125% , 11/01/45 ....... 2,500,000 2,319,573
Oglethorpe Power Corp. , Revenue , 2017 D , Refunding , 4.125% , 11/01/45 ....... 18,500,000 17,164,844
e
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 39,080,000 32,618,880
Fayette County Hospital Authority ,
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2014 A , Refunding , 5% ,
7/01/39 ........................................................ 6,420,000 6,431,827
Piedmont Healthcare, Inc. Obligated Group , Revenue , 2016 A , 5% , 7/01/46 ...... 15,000,000 15,080,068
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,000,000 5,003,145
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,250,000 2,188,073
Main Street Natural Gas, Inc. ,
Revenue , 2007 A , 5.5% , 9/15/28 ...................................... 5,000,000 5,296,548
d
Revenue , 2021 C , Mandatory Put , 4% , 12/01/28 ........................... 16,500,000 16,535,478
d
Revenue , 2022 A , Mandatory Put , 4% , 12/01/29 ........................... 14,500,000 14,463,002
d,e
Revenue , 144A, 2022 C , Mandatory Put , 4% , 11/01/27 ...................... 22,155,000 21,984,792
d
Revenue , 2023 D , Mandatory Put , 5% , 12/01/30 ........................... 33,595,000 35,082,325
d
Revenue , 2023 E-1 , Mandatory Put , 5% , 6/01/31 .......................... 20,000,000 21,197,902
Municipal Electric Authority of Georgia ,
Revenue , 2021 A , Refunding , 5% , 1/01/63 ............................... 7,920,000 7,967,720
Revenue , 2022 A , 5.5% , 7/01/63 ...................................... 2,500,000 2,649,564
Revenue , 2023 A , 5.5% , 7/01/64 ...................................... 5,000,000 5,315,960
Private Colleges & Universities Authority , Emory University , Revenue , 2013 A , 5% ,
10/01/43 ........................................................ 10,000,000 10,021,210
302,121,221
Hawaii 1.3%
City & County Honolulu ,
Wastewater System , Revenue, Senior Lien , 2018 A , 5% , 7/01/47 .............. 15,000,000 15,389,160
Wastewater System , Revenue, Senior Lien , 2024 A , 5.25% , 7/01/54 ............ 7,000,000 7,644,038
State of Hawaii ,
Airports System , Revenue , 2018 A , 5% , 7/01/43 ........................... 20,805,000 21,123,310
Airports System , Revenue , 2018 A , 5% , 7/01/48 ........................... 21,315,000 21,542,301
Airports System , Revenue , 2022 A , 4% , 7/01/47 ........................... 10,000,000 9,246,319
Airports System , Revenue , 2022 A , 5% , 7/01/47 ........................... 13,200,000 13,603,847
Department of Budget & Finance , Revenue , 2019 , Refunding , 3.2% , 7/01/39 ..... 10,000,000 8,292,269

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Hawaii (continued)
State of Hawaii, (continued)
Department of Budget & Finance , Revenue , 2019 , 3.5% , 10/01/49 ............. $ 17,035,000 $ 13,111,351
109,952,595
Idaho 0.2%
Idaho Health Facilities Authority ,
St. Luke's Health System Ltd. Obligated Group , Revenue , 2018 A , Refunding , 5% ,
3/01/37 ........................................................ 7,750,000 8,049,651
Trinity Health Corp. Obligated Group , Revenue , 2019 ID , 4% , 12/01/43 ......... 6,000,000 5,767,788
Idaho Housing & Finance Association ,
White Pine Charter School, Inc. , Revenue , 2023 A , 5.5% , 5/01/43 ............. 350,000 368,070
White Pine Charter School, Inc. , Revenue , 2023 A , 5.75% , 5/01/48 ............. 525,000 553,998
White Pine Charter School, Inc. , Revenue , 2023 A , 5.75% , 5/01/58 ............. 1,000,000 1,044,096
15,783,603
Illinois 5.8%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.75% , 4/01/48 ................................................... 20,000,000 21,475,576
Chicago Midway International Airport ,
Revenue, Second Lien , 2016 B , Refunding , 5% , 1/01/46 .................... 10,000,000 10,054,196
Revenue, Senior Lien , 2023 A , Refunding , BAM Insured , 5.5% , 1/01/53 ......... 6,000,000 6,356,395
Chicago O'Hare International Airport ,
Revenue, Senior Lien , 2016 D , 5.25% , 1/01/42 ............................ 10,000,000 10,225,814
Revenue, Senior Lien , 2016 D , 5% , 1/01/47 .............................. 18,000,000 18,225,113
Revenue, Senior Lien , 2017 D , Refunding , 5% , 1/01/52 ..................... 6,335,000 6,350,990
Revenue, Senior Lien , 2018 A , Refunding , 5% , 1/01/53 ..................... 10,000,000 10,075,349
Revenue, Senior Lien , 2022 A , 5% , 1/01/55 .............................. 36,500,000 36,902,953
Chicago Park District ,
GO , 2020 C , BAM Insured , 4% , 1/01/41 ................................. 1,400,000 1,358,171
GO , 2020 C , BAM Insured , 4% , 1/01/42 ................................. 4,300,000 4,141,612
GO , 2020 D , BAM Insured , 4% , 1/01/37 ................................. 1,000,000 1,005,346
GO , 2020 D , BAM Insured , 4% , 1/01/38 ................................. 1,000,000 1,001,161
Chicago Transit Authority Sales Tax Receipts Fund , Revenue, Second Lien , 2022 A ,
Refunding , 5% , 12/01/57 ............................................ 15,000,000 15,445,006
City of Chicago ,
GO , 2023 A , 5.5% , 1/01/39 ........................................... 1,050,000 1,113,907
GO , 2023 A , 5.5% , 1/01/40 ........................................... 14,555,000 15,373,263
GO , 2023 A , 5.5% , 1/01/43 ........................................... 3,875,000 4,008,991
GO , 2024 A , 5% , 1/01/44 ............................................ 1,500,000 1,512,950
GO , 2024 A , 5% , 1/01/45 ............................................ 3,130,000 3,144,888
GO , 2024 A , 5.25% , 1/01/45 .......................................... 5,690,000 5,809,325
City of Galesburg , Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/46 ......
7,000,000 6,011,611
City of Granite City , Waste Management of Illinois, Inc. , Revenue , 2002 , 1.25% ,
5/01/27 ......................................................... 5,750,000 5,406,613
Illinois Finance Authority ,
Bradley University , Revenue , 2021 A , Refunding , 4% , 8/01/46 ................ 2,250,000 1,963,124
Bradley University , Revenue , 2021 A , Refunding , 4% , 8/01/51 ................ 4,650,000 3,898,695
g
Christian Homes, Inc. Obligated Group , Revenue , 2021 A , 4% , 5/15/41 ......... 3,480,000 2,540,400
g
Christian Homes, Inc. Obligated Group , Revenue , 2021 B , Refunding , 3.25% ,
5/15/27 ........................................................ 1,640,757 1,197,752
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/41 .............................. 750,000 703,639
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/51 .............................. 1,000,000 869,142
Lawndale Educational & Regional Network Charter School Obligated Group ,
Revenue , 2021 , Refunding , 4% , 11/01/56 .............................. 750,000 638,665
Mercy Health Corp. Obligated Group , Revenue , 2016 , Refunding , 5% , 12/01/46 ... 30,000,000 30,161,283

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Illinois Housing Development Authority , Revenue , 2022 G , GNMA Insured , 5% ,
10/01/46 ........................................................ $ 3,500,000 $ 3,572,190
Macon County School District No. 61 Decatur ,
GO , 2020 C , Refunding , AGMC Insured , 4% , 1/01/40 ....................... 3,700,000 3,681,423
GO , 2020 C , Refunding , AGMC Insured , 4% , 1/01/45 ....................... 3,125,000 2,977,810
Metropolitan Pier & Exposition Authority ,
Revenue , 1996 , ETM, 7% , 7/01/26 ..................................... 3,330,000 3,450,882
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2002 A , NATL
Insured , Zero Cpn., 12/15/37 ........................................ 10,000,000 6,045,943
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2020 A ,
Refunding , 5% , 6/15/50 ............................................ 8,500,000 8,694,202
State of Illinois McCormick Place Expansion Project Fund , Revenue , 2022 A ,
Refunding , 4% , 6/15/52 ............................................ 36,000,000 31,404,168
Northern Illinois University , COP , 2024 , BAM Insured , 5.5% , 4/01/49 .............
2,000,000 2,128,342
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AGMC Insured , Zero Cpn., 12/01/26 .................................. 2,465,000 2,308,119
Madison County Community Unit School District No. 7 Edwardsville , Revenue , 2007 ,
AGMC Insured , ETM, Zero Cpn., 12/01/26 ............................. 5,235,000 4,949,641
State of Illinois ,
GO , 2016 , 5% , 11/01/35 ............................................. 1,000,000 1,022,585
GO , 2017 A , 5% , 12/01/36 ........................................... 6,070,000 6,286,939
GO , 2017 A , 4.25% , 12/01/40 ......................................... 3,150,000 3,121,597
GO , 2017 D , 5% , 11/01/28 ........................................... 6,425,000 6,717,748
GO , 2019 A , 5% , 11/01/28 ........................................... 10,000,000 10,608,442
GO , 2019 C , 4% , 11/01/40 ........................................... 2,500,000 2,411,068
GO , 2020 , 5.75% , 5/01/45 ........................................... 7,965,000 8,615,082
GO , 2020 C , 4% , 10/01/38 ........................................... 9,750,000 9,596,554
GO , 2020 C , 4% , 10/01/39 ........................................... 4,585,000 4,468,206
GO , 2021 A , 4% , 3/01/38 ............................................ 5,000,000 4,948,577
GO , 2021 B , 5% , 3/01/25 ............................................ 4,500,000 4,506,431
GO , 2022 B , 5% , 10/01/30 ........................................... 14,650,000 15,923,129
GO , 2022 B , 5% , 10/01/31 ........................................... 26,500,000 29,112,203
GO , 2022 C , 5% , 10/01/38 ........................................... 15,000,000 16,236,047
GO , 2022 C , 5.5% , 10/01/40 ......................................... 18,050,000 20,062,595
GO , 2022 C , 5.5% , 10/01/41 ......................................... 10,000,000 11,035,421
GO , 2022 C , 5.5% , 10/01/44 ......................................... 16,000,000 17,479,976
GO , 2023 B , 5.5% , 5/01/47 .......................................... 2,500,000 2,699,477
Tri-County River Valley Development Authority ,
Cedars of Lebanon Affordable LLC , Revenue , 2021 A , Pre-Refunded , 3.75% ,
12/01/36 ....................................................... 9,850,000 10,093,667
Cedars of Lebanon Affordable LLC , Revenue , 2021 B , Pre-Refunded , 5.75% ,
12/01/36 ....................................................... 775,000 779,955
e
Upper Illinois River Valley Development Authority , Patriot Services Group Obligated
Group , Revenue , 144A, 2024 A-1 , Refunding , 4.5% , 12/01/31 ................ 6,885,000 6,847,019
488,757,368
Indiana 1.9%
City of Carmel , Waterworks , Revenue , 2024 C , Refunding , BAM Insured , 5.25% ,
5/01/51 ......................................................... 2,150,000 2,256,589
City of Whiting , BP Products North America, Inc. , Revenue , 2021 , 3% , 11/01/51 .....
10,000,000 7,292,080
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 3,000,000 3,098,301
Indiana Finance Authority ,
BHI Senior Living Obligated Group , Revenue , 2016 A , 5.25% , 11/15/46 ......... 11,955,000 12,028,752
BHI Senior Living Obligated Group , Revenue , 2018 A , 5% , 11/15/53 ............ 15,000,000 14,840,760
BHI Senior Living Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/41 ... 7,250,000 6,720,673

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
Indiana Finance Authority, (continued)
CHF - Tippecanoe LLC , Revenue , 2023 A , 5% , 6/01/53 ..................... $ 2,300,000 $ 2,320,859
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.125% , 6/01/58 .................. 1,650,000 1,673,940
CHF - Tippecanoe LLC , Revenue , 2023 A , 5.375% , 6/01/64 .................. 6,010,000 6,157,589
Citizens Wastewater of Westfield LLC , Revenue , 2019 A , Refunding , 5% , 10/01/48 16,665,000 17,059,474
CWA Authority, Inc. , Revenue, First Lien , 2012 A , 4% , 10/01/42 ............... 24,690,000 22,716,244
Greencroft Goshen Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/43 .. 7,000,000 6,255,572
Greencroft Goshen Obligated Group , Revenue , 2021 A , Refunding , 4% , 11/15/51 .. 3,000,000 2,497,715
Greencroft Goshen Obligated Group , Revenue , 2023 A , Refunding , 4% , 11/15/37 .. 5,000,000 4,801,041
Indianapolis Power & Light Co. , Revenue , 2021 A , Refunding , 1.4% , 8/01/29 ..... 5,000,000 4,386,006
Marion County Capital Improvement Board , Revenue , 2015 A , Refunding , 5.25% ,
2/01/37 ........................................................ 10,000,000 10,076,195
Ohio Valley Electric Corp. , Revenue , 2010 B , 2.5% , 11/01/30 ................. 3,925,000 3,606,489
Indiana Municipal Power Agency ,
Revenue , 2016 A , Refunding , 4% , 1/01/42 ............................... 5,860,000 5,806,642
Revenue , 2016 A , Refunding , 5% , 1/01/42 ............................... 20,000,000 20,376,144
Indianapolis Local Public Improvement Bond Bank ,
Revenue , 2019 A , 4% , 2/01/44 ........................................ 3,000,000 2,949,014
Revenue, Senior Lien , 2023 E , 6.125% , 3/01/57 ........................... 2,750,000 2,936,535
159,856,614
Iowa 0.8%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC , Revenue , 2022 , Pre-Refunded , 5% , 12/01/50 .......... 9,650,000 11,043,668
Iowa Health System Obligated Group , Revenue , 2018 B , Refunding , 5% , 2/15/48 .. 7,500,000 7,634,431
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/36 .... 1,400,000 1,411,670
Lifespace Communities, Inc. Obligated Group , Revenue , 2016 A , 5% , 5/15/41 .... 3,600,000 3,613,488
Lifespace Communities, Inc. Obligated Group , Revenue , 2018 A , 5% , 5/15/48 .... 3,225,000 3,226,133
d
Lifespace Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding ,
Mandatory Put , 3.595% , 5/15/26 ..................................... 8,250,000 7,900,342
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6.75% ,
5/15/33 ........................................................ 2,000,000 2,269,475
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.25% ,
5/15/38 ........................................................ 2,750,000 3,157,196
Lifespace Communities, Inc. Obligated Group , Revenue , 2023 B , Refunding , 7.5% ,
5/15/53 ........................................................ 4,120,000 4,648,696
Iowa Tobacco Settlement Authority ,
Revenue , 2021 A-2 , 1 , Refunding , 4% , 6/01/49 ............................ 20,730,000 18,694,325
Revenue , 2021 B-1 , 2 , Refunding , 4% , 6/01/49 ........................... 2,705,000 2,622,923
66,222,347
Kansas 0.3%
Wyandotte County-Kansas City Unified Government ,
Utility System , Revenue , 2016 C , Refunding , 5% , 9/01/41 ................... 5,000,000 5,099,208
Utility System , Revenue , 2016 C , Refunding , 5% , 9/01/46 ................... 16,565,000 16,870,739
21,969,947
Kentucky 1.2%
City of Hazard , Appalachian Regional Healthcare Obligated Group , Revenue , 2021 ,
Refunding , 3% , 7/01/46 ............................................. 2,000,000 1,520,804
City of Owensboro , Water , Revenue , 2018 , Refunding , BAM Insured , 4% , 9/15/45 ...
5,000,000 4,785,389
County of Boyle , Centre College of Kentucky , Revenue , 2017 , Pre-Refunded , 5% ,
6/01/37 ......................................................... 2,000,000 2,037,280
County of Carroll ,
Kentucky Utilities Co. , Revenue , 2008 A , Refunding , 2% , 2/01/32 .............. 3,000,000 2,544,244
d
Kentucky Utilities Co. , Revenue , 2016 A , Refunding , Mandatory Put , 1.55% , 9/01/26 2,000,000 1,912,243

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012 A , 5% , 10/01/33 ............................................... $ 1,000,000 $ 1,000,469
Hopkins County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .......
2,340,000 1,562,184
Kentucky Bond Development Corp. ,
Revenue , 2018 A , 5% , 9/01/48 ........................................ 2,500,000 2,530,313
Centre College of Kentucky , Revenue , 2021 , 4% , 6/01/51 .................... 1,350,000 1,177,571
Transylvania University , Revenue , 2019 B , 4% , 3/01/49 ..................... 2,500,000 2,122,651
Transylvania University , Revenue , 2021 A , Refunding , 4% , 3/01/46 ............. 735,000 644,556
Transylvania University , Revenue , 2021 A , Refunding , 4% , 3/01/49 ............. 330,000 281,099
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/49 ........................ 21,200,000 21,423,762
Kentucky Municipal Power Agency ,
Revenue , 2015 A , Refunding , NATL Insured , 5% , 9/01/42 .................... 10,000,000 10,027,279
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/35 .................... 7,750,000 7,884,995
Revenue , 2016 A , Refunding , NATL Insured , 5% , 9/01/36 .................... 8,015,000 8,148,461
Revenue , 2019 A , Refunding , 4% , 9/01/45 ............................... 2,000,000 1,789,620
d
Kentucky Public Energy Authority , Revenue , 2022 A-2 , Mandatory Put , 4.114% , ( SOFR
+ 1.2% ), 8/01/30 .................................................. 5,000,000 5,028,262
Kentucky Rural Water Finance Corp. , Revenue , 2001 A , 5% , 2/01/26 .............
55,000 55,076
Kentucky State Property & Building Commission , Commonwealth of Kentucky ,
Revenue , 5% , 4/01/38 .............................................. 2,500,000 2,566,103
Lewis County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .........
2,000,000 1,345,569
Louisville and Jefferson County ,
Metropolitan Sewer District , Revenue , 2017 A , 4% , 5/15/48 .................. 2,750,000 2,651,164
Metropolitan Sewer District , Revenue , 2018 A , Refunding , 4% , 5/15/38 .......... 5,000,000 5,013,769
Louisville/Jefferson County Metropolitan Government , Louisville Gas and Electric Co. ,
Revenue , 2003 A , Refunding , 2% , 10/01/33 .............................. 4,000,000 3,212,716
Scott County School District Finance Corp. , Scott County Board of Education ,
Revenue , 2018 , 4% , 6/01/38 ......................................... 1,615,000 1,617,227
Shelby County School District Finance Corp. , Shelby County Public School District ,
Revenue , 2018 , 4% , 8/01/38 ......................................... 3,465,000 3,469,807
University of Kentucky , Revenue , 2014 A , 4% , 4/01/44 ........................
2,250,000 2,134,235
98,486,848
Louisiana 3.2%
City of Shreveport ,
Water & Sewer , Revenue , 2016 B , 5% , 12/01/41 .......................... 10,000,000 10,176,314
Water & Sewer , Revenue, Junior Lien , 2019 B , AGMC Insured , 4% , 12/01/44 ..... 6,535,000 6,054,681
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AGMC Insured , 5% ,
11/01/30 ........................................................ 5,000,000 5,065,078
e
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans , Revenue , 144A, 2021 , 4% , 11/01/46 ................... 8,900,000 8,181,941
Parish of Assumption , Revenue , 144A, 2021 , 3.875% , 11/01/45 ............... 4,355,000 3,940,994
Parish of Jefferson , Revenue , 144A, 2019 , 4% , 11/01/44 .................... 2,355,000 2,175,718
Parish of Lafourche , Revenue , 144A, 2019 , 3.95% , 11/01/43 ................. 2,000,000 1,852,018
Parish of St. Bernard , Revenue , 144A, 2021 , 4% , 11/01/45 ................... 1,900,000 1,750,933
Parish of St. Charles , Revenue , 144A, 2022 , 4.5% , 11/01/47 ................. 8,680,000 8,684,461
Parish of St. John the Baptist , Revenue , 144A, 2019 , 3.9% , 11/01/44 ........... 3,865,000 3,520,936
Parish of St. Tammany LA GOMESA , Revenue , 144A, 2020 , 3.875% , 11/01/45 .... 5,470,000 4,949,997
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding , Zero
Cpn., 12/01/44 .................................................. 59,310,000 36,702,303
Louisiana Public Facilities Authority ,
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.5% , 9/01/59 ...... 2,000,000 2,117,493
Calcasieu Bridge Partners LLC , Revenue, Senior Lien , 2024 , 5.75% , 9/01/64 ..... 41,570,000 45,004,842
Franciscan Missionaries of Our Lady Health System Obligated Group , Revenue ,
2017 A , 5% , 7/01/47 .............................................. 10,000,000 10,046,678

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Louisiana Public Facilities Authority, (continued)
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/51 .............................................. $ 9,000,000 $ 9,016,469
Louisiana State University & Agricultural & Mechanical College Auxiliary , Revenue ,
2016 A , 5% , 7/01/56 .............................................. 17,595,000 17,603,787
Ochsner Clinic Foundation Obligated Group , Revenue , 2017 , Refunding , 5% , 5/15/46 27,500,000 27,720,272
Ochsner Clinic Foundation Obligated Group , Revenue , 2020 A , Refunding , AGMC
Insured , 3% , 5/15/47 .............................................. 9,925,000 7,763,856
e
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.375% , 1/01/40 2,500,000 2,380,396
e
Provident Group - HSC Properties, Inc. , Revenue , 144A, 2020 A-1 , 5.5% , 1/01/50 . 14,000,000 12,796,892
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 B , 5% , 1/01/48 ........................................ 9,675,000 9,710,056
Parish of East Baton Rouge Capital Improvements District , MovEBR Sales Tax ,
Revenue , 2019 , 4% , 8/01/44 ......................................... 6,000,000 5,829,954
d
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 5,000,000 4,940,742
Port New Orleans Board of Commissioners ,
Revenue , 2020 E , 5% , 4/01/44 ........................................ 8,110,000 8,309,496
Revenue , 2020 E , 5% , 4/01/47 ........................................ 10,000,000 10,167,919
Terrebonne Levee & Conservation District , Sales Tax , Revenue , 2020 B , Refunding ,
4% , 6/01/40 ...................................................... 5,065,000 5,043,178
271,507,404
Maryland 1.3%
Maryland Economic Development Corp. ,
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 4.25% , 7/01/50 1,000,000 904,575
Morgan View & Thurgood Marshall Student Housing , Revenue , 2020 , 5% , 7/01/56 . 1,415,000 1,425,630
Purple Line Transit Partners LLC , Revenue , 2022 A , 5% , 11/12/28 ............. 10,000,000 10,126,317
Purple Line Transit Partners LLC , Revenue , 2022 B , 5.25% , 6/30/52 ........... 10,000,000 10,147,964
University of Maryland Leonardtown Project , Revenue , 2024 , AGMC Insured , 5% ,
7/01/54 ........................................................ 10,000,000 10,335,116
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group , Revenue , 2016 A , 5.5% , 1/01/46 ......... 12,500,000 12,620,519
Adventist Healthcare Obligated Group , Revenue , 2021 B , 4% , 1/01/51 .......... 23,000,000 19,946,318
MedStar Health Obligated Group , Revenue , 2015 , Refunding , 5% , 8/15/42 ....... 13,285,000 13,289,664
MedStar Health Obligated Group , Revenue , 2017 A , 5% , 5/15/45 .............. 15,465,000 15,649,463
Maryland Stadium Authority , State of Maryland Built to Learn , Revenue , 2024 , 4% ,
6/01/49 ......................................................... 11,750,000 11,150,175
Town of Chestertown ,
Washington College , Revenue , 2021 A , Refunding , 5% , 3/01/33 ............... 3,205,000 3,310,744
Washington College , Revenue , 2021 A , Refunding , 4% , 3/01/35 ............... 3,455,000 3,295,200
112,201,685
Massachusetts 1.8%
Commonwealth of Massachusetts ,
GO , 2016 G , 4% , 9/01/42 ............................................ 20,000,000 19,729,218
GO , 2018 E , 5.25% , 9/01/43 ......................................... 10,000,000 10,511,317
Transportation Fund , Revenue , 2017 A , 5% , 6/01/47 ....................... 25,055,000 25,577,783
Transportation Fund , Revenue , 2018 A , 5% , 6/01/48 ....................... 15,000,000 15,444,808
Massachusetts Bay Transportation Authority , Sales Tax , Revenue , 2005 A , 5% , 7/01/28
10,000,000 10,770,953
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc. , Revenue , 2017 S-1 , Refunding , 4% , 7/01/41 ....... 15,415,000 15,207,915
Springfield College , Revenue , 2021 A , 4% , 6/01/56 ........................ 3,000,000 2,085,095
e
Waste Management of Massachusetts, Inc. , Revenue , 144A, 2002 , 1.25% , 5/01/27 3,250,000 3,055,912
Worcester Polytechnic Institute , Revenue , 2019 , 5% , 9/01/59 ................. 10,000,000 10,229,494
Massachusetts Educational Financing Authority ,
Revenue , 2017 B , Refunding , 4.25% , 7/01/46 ............................. 1,930,000 1,757,018

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Educational Financing Authority, (continued)
Revenue , 2021 C , 3% , 7/01/51 ........................................ $ 3,200,000 $ 2,184,263
Revenue, Senior Lien , 2023 B , 4.25% , 7/01/44 ............................ 4,500,000 4,385,669
Massachusetts Port Authority , Revenue , 2021 E , 5% , 7/01/51 ..................
24,870,000 25,665,290
University of Massachusetts Building Authority , Revenue, Senior Lien , 2014-1 , 5% ,
11/01/39 ........................................................ 8,185,000 8,191,145
154,795,880
Michigan 0.6%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System , Revenue, Second Lien , 2006
B , NATL Insured , 5% , 7/01/36 ....................................... 10,000 10,019
Great Lakes Water Authority Water Supply System , Revenue, Senior Lien , 2003 A ,
NATL Insured , 5% , 7/01/34 ......................................... 10,000 10,020
Michigan Finance Authority ,
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/36 ... 1,000,000 991,622
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/37 ... 2,000,000 1,968,107
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/38 ... 1,500,000 1,462,160
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/39 ... 250,000 241,248
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/40 ... 2,250,000 2,143,068
Tobacco Settlement , Revenue, Senior Lien , 2020 A , 1 , Refunding , 4% , 6/01/49 ... 4,000,000 3,496,520
Tobacco Settlement , Revenue, Senior Lien , 2020 B-1 , 2 , Refunding , 5% , 6/01/49 .. 1,665,000 1,684,175
Michigan State Housing Development Authority , Revenue , 2023 B , Refunding , 5% ,
6/01/54 ......................................................... 3,500,000 3,534,664
Michigan Strategic Fund ,
State of Michigan Department of Transportation , Revenue , 2018 , 5% , 6/30/48 .... 12,445,000 12,524,802
United Methodist Retirement Communities, Inc. Obligated Group , Revenue , 2019 ,
Refunding , 5% , 11/15/49 ........................................... 7,000,000 6,656,025
Pontiac School District , GO , 2020 , 4% , 5/01/50 .............................
8,665,000 8,172,611
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2023 B , AGMC Insured , 5.5% , 12/01/48 ................................. 5,000,000 5,407,198
48,302,239
Minnesota 0.1%
Minneapolis-St. Paul Metropolitan Airports Commission , Revenue , 2024 B , 5.25% ,
1/01/49 ......................................................... 6,000,000 6,286,011
Mississippi 1.0%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2023 A , 4% , 6/01/53 ................................ 6,000,000 5,624,351
Mississippi Business Finance Corp. , System Energy Resources, Inc. , Revenue , 2021 ,
Refunding , 2.375% , 6/01/44 .......................................... 7,000,000 4,393,649
Mississippi Development Bank ,
City of Jackson Water & Sewer System , Revenue , 2013 , AGMC Insured , 6.875% ,
12/01/40 ....................................................... 3,400,000 3,459,492
e
County of Jackson , Revenue , 144A, 2021 , 3.625% , 11/01/36 ................. 2,510,000 2,363,790
e
Mississippi Home Corp. ,
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 7,595,000 7,553,125
Patriot Services Group Obligated Group , Revenue , 144A, 2024-2 A-2 , Refunding ,
Zero Cpn., 12/01/44 .............................................. 51,565,000 31,909,530
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group , Revenue , 2016 A , 5% , 9/01/36 ... 6,350,000 6,410,035
Baptist Memorial Health Care Obligated Group , Revenue , 2016 A , 5% , 9/01/46 ... 20,000,000 19,967,112
81,681,084

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri 0.6%
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group , Revenue , 2015 A , 4% , 1/01/45 .............. $ 20,005,000 $ 19,426,157
Lutheran Senior Services Obligated Group , Revenue , 2016 B , Refunding , 5% ,
2/01/46 ........................................................ 4,000,000 4,000,754
Mercy Health , Revenue , 2023 , 5% , 12/01/52 ............................. 5,000,000 5,234,952
Kansas City Industrial Development Authority , City of Kansas City Airport , Revenue ,
2019 B , AGMC Insured , 5% , 3/01/49 ................................... 20,000,000 20,270,222
St. Louis Municipal Finance Corp. , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/45 ..................................................... 5,000,000 5,127,263
54,059,348
Montana 0.2%
Montana Facility Finance Authority ,
Billings Clinic Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/15/48 ....... 10,000,000 10,110,799
Kalispell Regional Medical Center Obligated Group , Revenue , 2018 B , Refunding ,
5% , 7/01/43 .................................................... 6,440,000 6,528,493
16,639,292
Nebraska 0.5%
d
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 10,000,000 10,428,943
Gretna Public Schools , GO , 2022 , 4% , 12/15/47 ............................
12,935,000 12,474,123
Omaha Public Power District Nebraska City Station Unit 2 , Revenue , 2016 A ,
Refunding , 5% , 2/01/49 ............................................. 10,000,000 10,129,680
Public Power Generation Agency , Revenue , 2016 A , Refunding , 5% , 1/01/39 .......
7,340,000 7,485,152
40,517,898
Nevada 0.2%
Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue , 2017 ,
Refunding , 5% , 9/01/47 ............................................. 2,775,000 2,797,478
Las Vegas Convention & Visitors Authority , County of Clark & City of Las Vegas
Combined Room Tax , Revenue , 2018 B , 5% , 7/01/43 ....................... 10,000,000 10,321,758
Reno-Tahoe Airport Authority ,
Revenue , 2024 A , 5.25% , 7/01/49 ..................................... 2,700,000 2,834,503
Revenue , 2024 A , 5.25% , 7/01/54 ..................................... 1,860,000 1,937,968
17,891,707
New Hampshire 0.4%
New Hampshire Business Finance Authority ,
f
Revenue , FRN , 2024-3 , A , 4.163% , 10/20/41 ............................. 4,985,525 4,731,247
Presbyterian Homes Obligated Group , Revenue , 2023 A , 5.25% , 7/01/48 ........ 2,250,000 2,361,037
Roseville Sustainable Energy Partner LLC , Revenue , 2024 C , 5.25% , 7/01/54 .... 15,285,000 15,644,256
New Hampshire Health and Education Facilities Authority Act ,
Elliot Hospital Obligated Group , Revenue , 2016 , Refunding , 5% , 10/01/38 ....... 4,000,000 4,035,186
University System of New Hampshire , Revenue , 2015 , Refunding , 5% , 7/01/45 ... 10,350,000 10,390,279
37,162,005
New Jersey 3.0%
Camden County Improvement Authority (The) , KIPP Cooper Norcross Obligated Group ,
Revenue , 2022 , 6% , 6/15/62 ......................................... 5,075,000 5,356,416
City of Newark , Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 6% ,
11/15/62 ........................................................ 4,000,000 4,541,826
New Jersey Economic Development Authority ,
State of New Jersey , Revenue , 2020 A , 5% , 11/01/44 ....................... 15,000,000 15,534,904
State of New Jersey , Revenue , 2022 A , 5% , 11/01/52 ....................... 10,000,000 10,460,777

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... $ 14,000,000 $ 14,272,181
New Jersey Higher Education Student Assistance Authority ,
Revenue , 2021 C , Refunding , 3.25% , 12/01/51 ........................... 2,000,000 1,425,571
Revenue, Senior Lien , 2018 A , 4% , 12/01/33 ............................. 450,000 449,725
Revenue, Senior Lien , 2020 B , 3.5% , 12/01/39 ............................ 4,305,000 4,144,981
Revenue, Senior Lien , 2023 B , 4% , 12/01/44 ............................. 8,000,000 7,582,406
New Jersey Transportation Trust Fund Authority ,
State of New Jersey , Revenue , 2009 A , BAM Insured , Zero Cpn., 12/15/39 ....... 25,000,000 13,630,995
State of New Jersey , Revenue , 2015 AA , 5% , 6/15/45 ...................... 15,000,000 15,015,848
State of New Jersey , Revenue , 2018 A , Refunding , 5% , 12/15/36 .............. 7,000,000 7,374,060
State of New Jersey , Revenue , 2019 AA , 5.25% , 6/15/43 .................... 5,000,000 5,211,531
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/35 ...................... 3,000,000 3,276,998
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/37 ...................... 5,220,000 5,661,405
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/38 ...................... 1,000,000 1,080,226
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/39 ...................... 4,240,000 4,536,345
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/40 ...................... 2,500,000 2,659,451
State of New Jersey , Revenue , 2020 AA , 5% , 6/15/45 ...................... 18,935,000 19,748,760
State of New Jersey , Revenue , 2020 AA , 4% , 6/15/50 ...................... 39,000,000 37,333,741
State of New Jersey , Revenue , 2021 A , Refunding , 5% , 6/15/31 ............... 7,250,000 8,066,542
State of New Jersey , Revenue , 2021 A , Refunding , 5% , 6/15/33 ............... 1,250,000 1,382,438
State of New Jersey , Revenue , 2022 BB , 4% , 6/15/46 ...................... 17,000,000 16,474,795
State of New Jersey , Revenue , 2022 CC , Pre-Refunded , 5.5% , 6/15/50 ......... 2,000,000 2,375,412
Tobacco Settlement Financing Corp. , Revenue , 2018 B , Refunding , 5% , 6/01/46 ....
42,225,000 42,363,832
249,961,166
New Mexico 0.4%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... 21,800,000 18,078,963
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group , Revenue , 2017 A , Refunding ,
5% , 8/01/46 .................................................... 15,000,000 15,273,639
San Juan Regional Medical Center, Inc. , Revenue , 2020 , Refunding , 4% , 6/01/33 . 1,000,000 982,041
San Juan Regional Medical Center, Inc. , Revenue , 2020 , Refunding , 4% , 6/01/35 . 1,000,000 953,276
35,287,919
New York 8.7%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville University ,
Revenue , 2020 A , Refunding , 4% , 11/01/40 .............................. 2,200,000 1,920,366
City of New York ,
GO , 2018 E-1 , 5% , 3/01/41 .......................................... 11,355,000 11,770,251
GO , 2022 D-1 , 5.5% , 5/01/46 ......................................... 2,500,000 2,733,298
GO , 2023 A-1 , 4% , 9/01/46 .......................................... 6,000,000 5,812,214
Empire State Development Corp. , State of New York Personal Income Tax , Revenue ,
2020 A , 4% , 3/15/45 ................................................ 36,905,000 35,836,611
Metropolitan Transportation Authority ,
Revenue , 2015 A-1 , 5% , 11/15/40 ..................................... 7,000,000 7,007,828
Revenue , 2016 A-1 , 5.25% , 11/15/56 ................................... 15,000,000 15,100,543
Revenue , 2016 D , Refunding , 5% , 11/15/31 .............................. 1,180,000 1,211,634
Revenue , 2019 A-2 , 5% , 11/15/45 ..................................... 46,270,000 47,323,364
Revenue , 2020 A-1 , 4% , 11/15/45 ..................................... 10,000,000 9,370,219
Revenue , 2020 A-1 , 5% , 11/15/47 ..................................... 24,300,000 24,980,089
Revenue , 2020 D , 5% , 11/15/44 ....................................... 35,000,000 36,404,343
Revenue , 2020 D , 4% , 11/15/50 ....................................... 20,000,000 18,392,906
Revenue , 2020 E , Refunding , 4% , 11/15/45 .............................. 905,000 856,080
Revenue , 2021 A-1 , 4% , 11/15/44 ..................................... 6,725,000 6,397,493

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AGMC Insured , 4% , 3/01/45 ................................. $ 6,000,000 $ 5,741,602
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2015 HH , Refunding , 5% , 6/15/39 ........... 15,000,000 15,082,394
Water & Sewer System , Revenue , 2017 CC-1 , Refunding , 5% , 6/15/46 ......... 32,500,000 33,020,169
Water & Sewer System , Revenue , 2019 DD-1 , 5.25% , 6/15/49 ................ 12,000,000 12,512,556
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2016 E-1 , 5% , 2/01/38 ...................... 10,000,000 10,149,258
Future Tax Secured , Revenue , 2017 F-1 , 5% , 5/01/42 ...................... 11,095,000 11,390,556
Future Tax Secured , Revenue , 2018 C-2 , 5% , 5/01/38 ...................... 11,945,000 12,498,058
Future Tax Secured , Revenue , 2018 C-3 , 4% , 5/01/43 ...................... 19,800,000 19,359,694
Future Tax Secured , Revenue , 2020 B-1 , 4% , 11/01/47 ..................... 10,000,000 9,497,135
Future Tax Secured , Revenue , 2025 E , 5% , 11/01/53 ....................... 10,000,000 10,588,371
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 3% , 11/15/51 .............................. 10,000,000 7,410,215
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 40,000,000 45,986,404
Goldman Sachs Headquarters LLC , Revenue , 2007 , 5.5% , 10/01/37 ........... 24,995,000 29,422,214
New York State Dormitory Authority ,
State of New York Personal Income Tax , Revenue , 2015 B , Refunding , 5% , 2/15/40 20,000,000 20,015,584
State of New York Personal Income Tax , Revenue , 2020 A , Refunding , 4% , 3/15/48 5,000,000 4,754,142
State of New York Sales Tax , Revenue , 2017 A , 5% , 3/15/43 ................. 10,000,000 10,192,495
State of New York Sales Tax , Revenue , 2018 A , 5% , 3/15/39 ................. 13,270,000 13,734,066
State of New York Sales Tax , Revenue , 2018 C , Refunding , 5% , 3/15/37 ........ 23,000,000 24,041,228
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/44 ........ 16,000,000 16,487,002
State of New York Sales Tax , Revenue , 2018 E , Refunding , 5% , 3/15/45 ........ 60,365,000 62,120,976
State of New York Sales Tax , Revenue , 2018 E , Pre-Refunded , 5% , 3/15/46 ...... 5,000 5,376
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/50 ........................................ 20,000,000 18,801,916
Revenue, Junior Lien , 2016 A , 5% , 1/01/46 .............................. 9,000,000 9,099,557
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 4% , 3/15/44 7,000,000 6,822,805
State of New York Personal Income Tax , Revenue , 2022 A , Refunding , 4% , 3/15/51 12,115,000 11,562,463
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 5,000,000 5,148,060
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/36 .......................... 5,560,000 5,692,245
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/40 ......................... 9,360,000 9,631,576
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 5,000,000 5,329,861
JFK International Air Terminal LLC , Revenue , 2022 , 5% , 12/01/33 ............. 7,500,000 8,003,190
JFK Millennium Partners LLC , Revenue , 2024 A , Refunding , AGMC Insured , 5.25% ,
12/31/54 ....................................................... 12,500,000 13,228,845
JFK NTO LLC , Revenue , 2023 , AGMC Insured , 5.125% , 6/30/60 .............. 2,000,000 2,050,970
JFK NTO LLC , Revenue , 2023 , 5.375% , 6/30/60 .......................... 2,500,000 2,577,044
JFK NTO LLC , Revenue , 2024 , AGMC Insured , 5% , 6/30/54 ................. 13,500,000 13,831,502
Port Authority of New York & New Jersey , Revenue , 218 , 4% , 11/01/47 ...........
13,500,000 12,399,965
Triborough Bridge & Tunnel Authority , Revenue , 2022 A , 4% , 11/15/52 ............
10,000,000 9,432,591
732,739,324
North Carolina 0.6%
Greater Asheville Regional Airport Authority , Revenue , 2022 A , AGMC Insured , 5.5% ,
7/01/52 ......................................................... 5,000,000 5,322,398
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020 A , 5% , 10/01/50 ....................................... 2,200,000 2,235,613
North Carolina Turnpike Authority ,
Revenue , 2009 B , AGMC Insured , Zero Cpn., 1/01/33 ...................... 25,000,000 18,783,757
Revenue , 2009 B , AGMC Insured , Zero Cpn., 1/01/34 ...................... 15,000,000 10,794,120
Revenue , 2009 B , AGMC Insured , Zero Cpn., 1/01/35 ...................... 15,215,000 10,468,343
47,604,231

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
North Dakota 0.5%
City of Grand Forks ,
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/38 .. $ 2,300,000 $ 2,151,918
Altru Health System Obligated Group , Revenue , 2021 , Refunding , 4% , 12/01/41 .. 2,000,000 1,803,685
Altru Health System Obligated Group , Revenue , 2023 A , AGMC Insured , 5% ,
12/01/53 ....................................................... 2,440,000 2,491,308
State Board of Higher Education of the State of North Dakota ,
Revenue , 2019 A , AGMC Insured , 4% , 4/01/44 ............................ 10,000,000 9,587,667
Revenue , 2019 A , AGMC Insured , 4% , 4/01/50 ............................ 9,620,000 8,772,086
University of North Dakota ,
COP , 2018 A , 5% , 4/01/48 ........................................... 5,500,000 5,584,266
COP , 2018 A , 5% , 4/01/57 ........................................... 10,000,000 10,104,213
40,495,143
Ohio 2.0%
Akron Bath Copley Joint Township Hospital District ,
Summa Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/37 3,915,000 3,765,808
Summa Health System Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/38 5,700,000 5,413,485
American Municipal Power, Inc. , Combined Hydroelectric , Revenue , 2016 A ,
Refunding , 5% , 2/15/46 ............................................. 20,000,000 20,191,936
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 4% , 6/01/48 ............................................. 4,505,000 4,031,382
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 6,625,724
h
Columbus Regional Airport Authority ,
Revenue , 2025 A , Refunding , 5.5% , 1/01/50 .............................. 7,575,000 8,135,339
Revenue , 2025 A , Refunding , 5.5% , 1/01/55 .............................. 10,000,000 10,716,321
County of Butler , UC Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/45 ........................................................ 7,500,000 7,376,505
County of Franklin ,
Ohio Living Obligated Group , Revenue , 2022 , 4% , 7/01/40 ................... 10,405,000 9,326,851
Ohio Living Obligated Group , Revenue , 2022 , Pre-Refunded , 4% , 7/01/40 ....... 5,000 5,313
County of Hamilton ,
Life Enriching Communities Obligated Group , Revenue , 2023 A , 5.75% , 1/01/53 ... 4,530,000 4,770,687
UC Health Obligated Group , Revenue , 2020 , 5% , 9/15/50 ................... 7,500,000 7,412,920
Northeast Ohio Regional Sewer District , Revenue , 2017 , Refunding , 4% , 11/15/38 ..
10,000,000 10,067,974
Ohio Higher Educational Facility Commission ,
Case Western Reserve University , Revenue , 2021 A , Refunding , 4% , 12/01/44 .... 6,815,000 6,601,856
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/42 ........... 1,350,000 1,345,175
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/45 ........... 1,185,000 1,159,407
Judson Obligated Group , Revenue , 2020 A , Refunding , 5% , 12/01/50 ........... 2,530,000 2,416,845
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 39,911,669
State of Ohio ,
Cleveland Clinic Health System Obligated Group , Revenue , 2019 B , 4% , 1/01/46 .. 10,000,000 9,550,355
Premier Health Partners Obligated Group , Revenue , 2020 , Refunding , 4% , 11/15/38 640,000 611,637
Summit County Development Finance Authority , UAkronPark, Inc. , Revenue , 2023 , 6% ,
12/01/58 ........................................................ 9,665,000 10,505,361
169,942,550
Oklahoma 0.2%
Edmond Public Works Authority , Revenue , 2017 , 5% , 7/01/47 ..................
4,500,000 4,570,732
Oklahoma Turnpike Authority , Revenue , 2023 , 5.5% , 1/01/53 ...................
6,000,000 6,510,086
Oklahoma Water Resources Board , Revenue , 2023 B , 4% , 10/01/48 .............
4,000,000 3,843,760
14,924,578

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Oregon 1.1%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ...
$ 12,210,000 $ 11,565,659
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
10,000,000 10,275,817
Port of Portland ,
Airport , Revenue , 25 B , 5% , 7/01/44 .................................... 2,450,000 2,496,473
Airport , Revenue , 27 A , 5% , 7/01/38 .................................... 10,000,000 10,403,977
Airport , Revenue , 27 A , 5% , 7/01/45 .................................... 10,000,000 10,242,619
Airport , Revenue , 28 , 5% , 7/01/52 ..................................... 13,755,000 14,046,682
Airport , Revenue , 29 , 5.5% , 7/01/48 .................................... 18,500,000 19,948,106
State of Oregon ,
Housing & Community Services Department , Revenue , 2018 A , 3.6% , 1/01/33 .... 5,080,000 5,061,137
Housing & Community Services Department , Revenue , 2018 D , 3.8% , 7/01/34 .... 4,695,000 4,705,018
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO , 2018 A , Zero Cpn., 6/15/42 ....................................... 5,900,000 2,580,615
GO , 2018 A , Zero Cpn., 6/15/43 ....................................... 5,500,000 2,268,814
93,594,917
Pennsylvania 1.4%
Allentown Commercial and Industrial Development Authority ,
Executive Education Academy Charter School , Revenue , 2024 , Refunding , 5% ,
7/01/59 ........................................................ 5,000,000 4,809,684
Lincoln Leadership Academy Charter School , Revenue , 2023 , 6% , 6/15/53 ....... 1,600,000 1,677,755
e
Erie County Industrial Development Authority , CFC - Erie I LLC , Revenue , 144A, 2024
A , 6.75% , 9/01/61 ................................................. 10,000,000 9,945,469
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 5,000,000 4,704,614
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ........ 350,000 350,796
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/37 ........ 345,000 338,696
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 3,300,000 2,793,610
Lehigh County General Purpose Authority ,
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/52 .... 13,785,000 11,512,532
Lehigh Valley Academy Regional Charter School , Revenue , 2022 , 4% , 6/01/57 .... 5,000,000 4,072,306
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 600,000 570,982
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 5% ,
11/15/45 ....................................................... 1,000,000 1,027,194
Meadowood Corp. Obligated Group (The) , Revenue , 2018 A , Refunding , 5% ,
12/01/48 ....................................................... 9,000,000 9,008,769
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 5.25% ,
6/30/53 ........................................................ 4,000,000 4,126,382
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , 6% , 6/30/61 5,020,000 5,471,141
Presbyterian Homes Obligated Group , Revenue , 2023 B-1 , 5.25% , 7/01/49 ...... 1,000,000 1,046,780
UPMC Obligated Group , Revenue , 2022 A , Refunding , 4% , 2/15/40 ............ 5,240,000 5,155,276
Pennsylvania Housing Finance Agency ,
Revenue , 2022-139 A , Refunding , 4% , 10/01/37 ........................... 9,100,000 9,128,816
Revenue , 2023-143 A , 5.45% , 4/01/51 .................................. 10,000,000 10,256,699
Pennsylvania Turnpike Commission ,
Revenue , 2020 B , 5% , 12/01/50 ....................................... 8,000,000 8,404,237
Revenue , 2023 A , Refunding , 5% , 12/01/53 .............................. 7,585,000 8,077,115
Philadelphia Gas Works Co. , Revenue , 16th A , AGMC Insured , 4% , 8/01/45 .......
1,000,000 959,297
School District of Philadelphia (The) , GO , 2016 F , Refunding , 5% , 9/01/36 .........
4,090,000 4,162,087
State Public School Building Authority , School District of Philadelphia (The) , Revenue ,
2016 A , Refunding , AGMC Insured , 5% , 6/01/32 ........................... 10,000,000 10,322,299
117,922,536

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Rhode Island 0.1%
Rhode Island Housing & Mortgage Finance Corp. , Revenue , 10 A , 6.5% , 4/01/27 ...
$ 130,000 $ 130,298
Rhode Island Student Loan Authority ,
Revenue, Senior Lien , 2021 A , 5% , 12/01/27 ............................. 1,000,000 1,033,991
Revenue, Senior Lien , 2021 A , 5% , 12/01/29 ............................. 2,025,000 2,132,816
Revenue, Senior Lien , 2024 A , 4.125% , 12/01/43 .......................... 2,650,000 2,461,975
5,759,080
South Carolina 2.1%
County of Greenwood , Self Regional Healthcare , Revenue , 2017 , Refunding , 4% ,
10/01/37 ........................................................ 8,465,000 8,513,212
e
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.75% , 11/01/36 ................................ 1,270,000 1,038,316
d
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 10,000,000 10,687,404
South Carolina Jobs-Economic Development Authority ,
e
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 23,315,000 20,113,515
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 22,470,000 19,384,546
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-2 , 4.75% , 12/01/26 ........... 2,115,000 2,053,927
e
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-1 , Zero Cpn., 6/01/37 17,900,000 14,426,095
e
Columbia Portfolio Obligated Group , Revenue , 144A, 2022 A-2 , Zero Cpn., 6/01/52 32,000,000 24,050,144
e
FAH Pelham LLC , Revenue , 144A, 2023 A-1 , I , 6.5% , 2/01/56 ................ 24,865,000 25,917,376
e
FAH Pelham LLC , Revenue , 144A, 2023 A-2 , I , 10% , 8/01/39 ................. 770,000 714,955
Prisma Health Obligated Group , Revenue , 2018 A , Refunding , 5% , 5/01/48 ...... 25,000,000 25,262,160
South Carolina Ports Authority ,
Revenue , 2018 , 5% , 7/01/48 ......................................... 10,000,000 10,065,899
Revenue , 2018 , 5% , 7/01/55 ......................................... 10,400,000 10,428,739
172,656,288
South Dakota 0.4%
South Dakota Health & Educational Facilities Authority ,
Avera Health Obligated Group , Revenue , 2017 , Refunding , 4% , 7/01/42 ......... 10,000,000 9,483,398
Avera Health Obligated Group , Revenue , 2017 , Refunding , 5% , 7/01/46 ......... 15,000,000 15,243,147
Monument Health Obligated Group , Revenue , 2017 , 4% , 9/01/37 .............. 10,920,000 10,758,702
35,485,247
Tennessee 3.6%
Chattanooga Health Educational & Housing Facility Board , CDFI Phase I LLC ,
Revenue , 2015 , Refunding , 5% , 10/01/35 ................................ 1,000,000 1,003,543
City of Germantown ,
GO , 2017 , 4% , 8/01/43 ............................................. 2,330,000 2,318,007
GO , 2017 , 4% , 8/01/45 ............................................. 2,525,000 2,480,201
City of Jackson ,
West Tennessee Healthcare Obligated Group , Revenue , 2015 , 5% , 4/01/36 ...... 3,885,000 3,889,402
West Tennessee Healthcare Obligated Group , Revenue , 2015 , Pre-Refunded , 5% ,
4/01/36 ........................................................ 115,000 115,338
West Tennessee Healthcare Obligated Group , Revenue , 2015 , 4% , 4/01/41 ...... 24,265,000 22,548,086
West Tennessee Healthcare Obligated Group , Revenue , 2015 , Pre-Refunded , 4% ,
4/01/41 ........................................................ 735,000 735,999
West Tennessee Healthcare Obligated Group , Revenue , 2018 A , 5% , 4/01/41 .... 2,255,000 2,295,312
West Tennessee Healthcare Obligated Group , Revenue , 2018 A , Pre-Refunded , 5% ,
4/01/41 ........................................................ 115,000 123,277
City of Knoxville , Wastewater System , Revenue , 2015 A , Refunding , 4% , 4/01/42 ...
5,000,000 4,963,756
City of Memphis ,
Electric System , Revenue , 2020 A , 3% , 12/01/42 .......................... 2,470,000 2,039,828
Gas , Revenue , 2020 , 3% , 12/01/42 .................................... 1,000,000 825,841

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
City of Portland , Water & Sewer , Revenue , 2020 , AGMC Insured , 3% , 4/01/45 ......
$ 1,775,000 $ 1,370,841
County of Coffee , GO , 2019 , Refunding , 4% , 6/01/44 ........................
2,760,000 2,655,494
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................
5,000,000 4,963,756
Johnson City Health & Educational Facilities Board , Ballad Health Obligated Group ,
Revenue , 1998 , NATL Insured , ETM, 5.25% , 7/01/28 ....................... 8,500,000 8,778,559
Knox Chapman Utility District of Knox County ,
Revenue , 2012 , 4% , 1/01/40 ......................................... 2,730,000 2,663,675
Revenue , 2012 , Refunding , 4% , 1/01/40 ................................. 1,270,000 1,270,040
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/01/42 .... 18,000,000 18,243,833
Covenant Health Obligated Group , Revenue , 2016 A , Refunding , 5% , 1/01/47 .... 22,815,000 22,997,413
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5.5% ,
7/01/54 ........................................................ 2,900,000 3,108,789
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5.5% ,
7/01/59 ........................................................ 4,750,000 5,076,073
Provident Group - UTK Properties LLC , Revenue , 2024 A-1 , BAM Insured , 5% ,
7/01/64 ........................................................ 3,735,000 3,827,709
University Health System Obligated Group , Revenue , 2016 , Refunding , 5% , 9/01/47 3,000,000 2,878,706
University Health System Obligated Group , Revenue , 2017 , Refunding , 5% , 4/01/36 2,250,000 2,270,536
Madison Suburban Utility District , Revenue , 2021 , 3% , 2/01/45 .................
1,000,000 757,067
Memphis-Shelby County Airport Authority ,
Revenue , 2018 , 5% , 7/01/47 ......................................... 11,000,000 11,057,990
Revenue , 2021 A , 5% , 7/01/45 ........................................ 12,235,000 12,586,259
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/45 ....... 3,500,000 2,994,400
Blakeford at Green Hills Obligated Group , Revenue , 2020 A , 4% , 11/01/55 ....... 9,015,000 7,142,714
Trevecca Nazarene University , Revenue , 2021 B , 4% , 10/01/51 ............... 8,690,000 7,348,326
Vanderbilt University Medical Center Obligated Group , Revenue , 2016 A , 5% ,
7/01/46 ........................................................ 5,000,000 5,033,767
Metropolitan Nashville Airport Authority (The) ,
Revenue , 2019 B , 5% , 7/01/44 ........................................ 20,000,000 20,581,336
Revenue , 2019 B , 4% , 7/01/49 ........................................ 3,000,000 2,732,785
Revenue , 2019 B , 5% , 7/01/49 ........................................ 17,475,000 17,812,848
Revenue , 2022 B , 5.25% , 7/01/47 ..................................... 10,000,000 10,474,780
Revenue , 2022 B , 5.5% , 7/01/52 ...................................... 2,500,000 2,651,487
Shelby County Health Educational & Housing Facilities Board ,
Methodist Le Bonheur Healthcare Obligated Group , Revenue , 2017 A , 5% , 5/01/36 4,000,000 4,084,094
Rhodes College , Revenue , 2017 , Refunding , 4% , 8/01/40 ................... 2,000,000 1,986,116
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ......
2,015,000 1,739,971
d
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 55,000,000 58,480,741
Tennessee Housing Development Agency ,
Revenue , 2013-1 C , 4% , 7/01/43 ...................................... 750,000 689,721
Revenue , 2017-3 , 3.65% , 7/01/47 ..................................... 610,000 532,226
Revenue , 2018-2 , Refunding , 3.85% , 7/01/42 ............................. 1,005,000 936,310
Revenue , 2018-4 , Refunding , 4% , 7/01/43 ............................... 5,745,000 5,346,036
Revenue , 2023-3 A , 5.4% , 7/01/53 ..................................... 6,000,000 6,190,141
White House Utility District , Revenue , 2020 , Refunding , 3% , 1/01/34 .............
820,000 771,891
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 .
1,200,000 967,624
306,342,644

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas 10.0%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 4% , 10/01/50 ................ $ 5,510,000 $ 4,341,433
Aldine Independent School District , GO , 2017 A , Refunding , PSF Guaranty , 5% ,
2/15/42 ......................................................... 2,445,000 2,504,165
Arlington Higher Education Finance Corp. , Harmony Public Schools , Revenue , 2024 ,
PSF Guaranty , 4% , 2/15/54 .......................................... 5,000,000 4,601,506
Aubrey Independent School District , GO , 2022 , PSF Guaranty , 4% , 2/15/52 ........
7,500,000 7,121,035
Austin Community College District , GO , 2023 , 5.25% , 8/01/53 ..................
6,000,000 6,443,866
Carrollton-Farmers Branch Independent School District , GO , 2023 , PSF Guaranty , 4% ,
2/15/53 ......................................................... 10,000,000 9,458,342
Cedar Hill Independent School District , GO , 2024 , PSF Guaranty , 4% , 2/15/50 .....
8,000,000 7,608,674
City of Arlington , Special Tax, Senior Lien , 2018 A , AGMC Insured , 4% , 2/15/44 .....
20,000,000 19,397,174
City of Austin ,
Electric Utility , Revenue , 2015 A , Refunding , 5% , 11/15/45 ................... 10,000,000 10,086,561
e
Whisper Valley Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2019 , 4.625% , 11/01/39 ............................ 1,405,000 1,366,112
e
Whisper Valley Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2019 , 4.75% , 11/01/48 ............................. 2,450,000 2,305,867
e
City of Celina ,
Mosaic Public Improvement District Phase No. 1B , Special Assessment , 144A, 2024 ,
5.375% , 9/01/53 ................................................. 500,000 501,184
Sutton Fields II Public Improvement District , Special Assessment , 144A, 2019 ,
4.25% , 9/01/49 .................................................. 3,065,000 2,592,437
City of Corpus Christi ,
Utility System , Revenue , 2023 , Refunding , 4% , 7/15/48 ..................... 9,000,000 8,663,159
Utility System , Revenue, Junior Lien , 2015 A , 5% , 7/15/40 ................... 13,200,000 13,268,822
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 19,000,000 18,259,013
e
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Senior Lien , 144A, 2022 A , 6% , 12/01/62 ................................ 18,285,000 17,270,418
City of Houston , Airport System , Revenue, Sub. Lien , 2023 A , Refunding , AGMC
Insured , 5.25% , 7/01/48 ............................................. 5,000,000 5,297,000
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41
9,690,000 9,548,135
City of Leander ,
Oak Creek Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 9/01/38 .................................................. 1,275,000 1,053,615
Oak Creek Public Improvement District , Special Assessment , 2020 , Refunding ,
3.25% , 9/01/44 .................................................. 1,460,000 1,112,515
e
City of Mesquite ,
Heartland Town Center Public Improvement District Phase 2 , Special Assessment ,
144A, 2023 , 5% , 9/01/43 ........................................... 816,000 806,729
Heartland Town Center Public Improvement District Phase 2 , Special Assessment ,
144A, 2023 , 5.125% , 9/01/52 ....................................... 373,000 365,805
City of Pflugerville , GO , 2023 , 4% , 8/01/49 ................................
3,500,000 3,300,699
e
City of Princeton , Eastridge Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2022 , 5.25% , 9/01/52 ......................... 1,376,000 1,362,485
e
City of Royse City ,
Waterscape Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2017 , 5% , 9/15/48 ................................ 2,700,000 2,641,743
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B , Special
Assessment , 144A, 2019 , 4.375% , 9/15/39 ............................. 610,000 572,613
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B , Special
Assessment , 144A, 2019 , 4.5% , 9/15/48 ............................... 1,260,000 1,139,402
Clifton Higher Education Finance Corp. ,
IDEA Public Schools , Revenue , 2024 , Refunding , PSF Guaranty , 4% , 8/15/54 .... 4,425,000 4,070,690
International Leadership of Texas, Inc. , Revenue , 2022 , PSF Guaranty , 4% , 8/15/42 2,150,000 2,118,699
International Leadership of Texas, Inc. , Revenue , 2022 , PSF Guaranty , 5% , 8/15/47 11,500,000 12,157,432

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Clifton Higher Education Finance Corp., (continued)
YES Prep Public Schools, Inc. , Revenue , 2023 , PSF Guaranty , 4.25% , 4/01/53 ... $ 5,500,000 $ 5,309,871
Comal Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/01/46 ........
3,345,000 3,219,530
Community Independent School District , GO , 2022 B , PSF Guaranty , 4% , 2/15/50 ...
2,750,000 2,615,482
i
Conroe Independent School District , GO , 2025 , PSF Guaranty , 4% , 2/15/50 ....... 15,000,000 14,310,511
Conroe Local Government Corp. ,
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/32 .... 90,000 99,061
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/33 .... 100,000 109,621
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/34 .... 100,000 109,052
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/35 .... 85,000 92,246
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 5% , 10/01/36 .... 85,000 91,803
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/41 .... 600,000 576,914
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/46 .... 700,000 638,207
Conroe Convention Center Hotel , Revenue, Third Lien , 2021 C , 4% , 10/01/50 .... 650,000 566,053
County of Harris , Toll Road , Revenue, First Lien , 2024 A , Refunding , 4% , 8/15/54 ...
7,500,000 6,921,214
Crowley Independent School District , GO , 2023 , PSF Guaranty , 5.25% , 2/01/53 ....
7,500,000 8,058,901
Del Valle Independent School District , GO , 2022 , PSF Guaranty , 4% , 6/15/47 ......
7,500,000 7,164,552
Forney Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% , 8/15/37
15,000,000 15,115,299
Frisco Independent School District , GO , 2016 , PSF Guaranty , 5% , 8/15/46 ........
20,000,000 20,335,716
Galena Park Independent School District , GO , 2024 , PSF Guaranty , 3% , 8/15/49 ...
1,350,000 1,079,904
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 ..........
10,000,000 10,646,028
Gulf Coast Authority , Waste Management, Inc. , Revenue , 2003 B , 1.5% , 5/01/28 ....
2,000,000 1,870,684
Harris County Cultural Education Facilities Finance Corp. , Houston Methodist Hospital
Obligated Group , Revenue , 2015 , 5% , 12/01/45 ........................... 30,000,000 30,039,456
Harris County-Houston Sports Authority , Revenue, Senior Lien , 2020 A , Refunding ,
AGMC Insured , 3.125% , 11/15/56 ..................................... 5,000,000 3,588,511
Harris-Waller Counties Municipal Utility District No. 4 ,
GO , 2022 , 5% , 11/01/34 ............................................. 795,000 800,947
GO , 2022 , 5% , 11/01/38 ............................................. 840,000 824,400
GO , 2022 , 5.25% , 11/01/41 .......................................... 1,435,000 1,408,216
GO , 2022 , 5.5% , 11/01/44 ........................................... 2,010,000 1,993,128
GO , 2022 , 5.5% , 11/01/48 ........................................... 5,445,000 5,271,450
Highland Park Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/48 ..
5,500,000 5,246,248
Humble Independent School District , GO , 2018 , PSF Guaranty , 5% , 2/15/43 .......
10,000,000 10,224,163
Kaufman County Fresh Water Supply District No. 1-D ,
GO , 2021 , 2.375% , 9/01/31 .......................................... 165,000 140,466
GO , 2021 , 2.375% , 9/01/32 .......................................... 170,000 141,338
GO , 2021 , 2.375% , 9/01/33 .......................................... 170,000 138,102
GO , 2021 , 2.5% , 9/01/34 ............................................ 180,000 144,790
GO , 2021 , 2.5% , 9/01/36 ............................................ 370,000 284,791
GO , 2021 , 2.625% , 9/01/38 .......................................... 385,000 286,811
GO , 2021 , 3% , 9/01/41 ............................................. 375,000 277,414
GO , 2021 , 3% , 9/01/46 ............................................. 750,000 508,709
GO , 2021 , 3% , 9/01/51 ............................................. 1,265,000 805,808
GO , 2024 , AGMC Insured , 4.375% , 9/01/48 .............................. 1,685,000 1,654,630
GO , 2024 , AGMC Insured , 4.5% , 9/01/54 ................................ 3,695,000 3,644,150
e
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 12,367,436 9,378,386
Lamar Consolidated Independent School District ,
GO , 2018 , PSF Guaranty , 5% , 2/15/43 .................................. 6,800,000 6,955,105
GO , 2023 , 4% , 2/15/53 ............................................. 5,000,000 4,690,581
GO , 2023 A , PSF Guaranty , 5% , 2/15/58 ................................ 7,000,000 7,373,706
GO , 2024 , Refunding , PSF Guaranty , 4% , 2/15/54 ......................... 9,500,000 8,786,374

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Lubbock-Cooper Independent School District , GO , 2023 , PSF Guaranty , 4.375% ,
2/15/53 ......................................................... $ 15,000,000 $ 14,974,200
Medina Valley Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/53 ..
15,000,000 14,187,513
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-Cain Hall Redevelopment I LLC , Revenue , 2016 A-1 , 5% , 4/01/46 ........ 6,000,000 6,069,703
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/39 ....................................................... 5,650,000 5,668,828
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/49 ....................................................... 11,470,000 10,921,071
Quality Senior Housing Foundation of East Texas, Inc. , Revenue , 2019 A-1 , 5% ,
12/01/54 ....................................................... 230,000 214,811
Westminster Manor , Revenue , 2021 , 4% , 11/01/49 ......................... 12,400,000 11,817,956
Newark Higher Education Finance Corp. , Abilene Christian University , Revenue , 2022
A , Refunding , 4% , 4/01/57 ........................................... 5,000,000 4,270,938
North Harris County Regional Water Authority , Revenue, Senior Lien , 2016 , Refunding ,
5% , 12/15/46 ..................................................... 18,460,000 18,737,037
North Texas Tollway Authority ,
North Texas Tollway System , Revenue, First Tier , 2017 A , Refunding , 5% , 1/01/43 . 10,000,000 10,278,625
North Texas Tollway System , Revenue, Second Tier , 2018 , Refunding , 5% , 1/01/48 25,250,000 25,669,311
Special Projects System , Revenue , 2011 B , Pre-Refunded , Zero Cpn., 9/01/37 .... 7,500,000 3,838,654
Special Projects System , Revenue , 2011 B , Pre-Refunded , Zero Cpn., 9/01/43 .... 7,500,000 2,446,557
Special Projects System , Revenue , 2011 C , Pre-Refunded , 6.75% , 9/01/45 ...... 25,000,000 30,288,830
Northwest Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/48 .....
7,000,000 6,676,591
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 .....................
4,000,000 4,013,370
San Antonio Education Facilities Corp. ,
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/46 ...... 13,705,000 11,358,800
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/51 ...... 3,765,000 3,025,883
University of the Incarnate Word , Revenue , 2021 A , Refunding , 4% , 4/01/54 ...... 1,035,000 815,294
San Antonio Public Facilities Corp. , City of San Antonio , Revenue , 2012 , Refunding ,
4% , 9/15/42 ...................................................... 36,500,000 34,856,854
San Jacinto River Authority ,
Revenue , 2011 , AGMC Insured , 5% , 10/01/32 ............................ 5,000,000 5,005,633
Revenue , 2011 , AGMC Insured , 5% , 10/01/37 ............................ 3,000,000 3,002,768
Sherman Independent School District , GO , 2023 B , PSF Guaranty , 5% , 2/15/53 ....
5,000,000 5,271,639
Southeast Regional Management District ,
GO , 2024 A , AGMC Insured , 4.25% , 4/01/49 ............................. 1,175,000 1,128,328
GO , 2024 A , AGMC Insured , 4.25% , 4/01/53 ............................. 1,755,000 1,665,047
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group , Revenue , 2018 B , 5% , 7/01/43 ........... 10,000,000 10,318,484
CHRISTUS Health Obligated Group , Revenue , 2022 A , 4% , 7/01/53 ............ 3,100,000 2,895,809
CHRISTUS Health Obligated Group , Revenue , 2022 A , 5% , 7/01/53 ............ 15,000,000 15,516,711
Texas Health Resources Obligated Group , Revenue , 2016 A , Refunding , 5% , 2/15/41 15,165,000 15,396,185
Texas Department of Housing & Community Affairs ,
Revenue , 2023 A , GNMA Insured , 5.25% , 1/01/53 ......................... 14,000,000 14,358,681
Revenue , 2024 A , GNMA Insured , 5.125% , 1/01/54 ........................ 3,000,000 3,084,267
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue , 2021 , Refunding , 5% , 12/15/29 ................................ 12,715,000 13,344,699
Revenue , 2021 , Refunding , 5% , 12/15/32 ................................ 10,350,000 11,003,235
d
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 B , Mandatory Put ,
5.5% , 1/01/34 .................................................... 13,000,000 14,260,674
d
Texas Municipal Gas Acquisition & Supply Corp. V , Revenue , 2024 , Mandatory Put ,
5% , 1/01/34 ...................................................... 12,500,000 13,284,301
Texas Private Activity Bond Surface Transportation Corp. , NTE Mobility Partners LLC ,
Revenue, Senior Lien , 2023 , 5.5% , 12/31/58 ............................. 6,000,000 6,418,217
Texas Transportation Commission ,
State Highway 249 System , Revenue, First Tier , 2019 A , Zero Cpn., 8/01/48 ...... 6,250,000 1,942,235

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Texas Transportation Commission, (continued)
State Highway 249 System , Revenue, First Tier , 2019 A , Zero Cpn., 8/01/49 ...... $ 5,000,000 $ 1,459,217
State Highway 249 System , Revenue, First Tier , 2019 A , Zero Cpn., 8/01/50 ...... 5,500,000 1,522,793
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas , Revenue , 2018 B , 4% ,
10/15/43 ....................................................... 25,000,000 24,347,902
State Water Implementation Revenue Fund for Texas , Revenue , 2019 A , 4% ,
10/15/49 ....................................................... 20,000,000 18,900,846
State Water Implementation Revenue Fund for Texas , Revenue , 2022 , 5% , 10/15/47 16,050,000 17,174,041
e
Town of Little Elm ,
Valencia Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 3.125% , 9/01/41 ....................................... 708,000 536,258
Valencia Public Improvement District Improvement Area No. 3 , Special Assessment ,
144A, 2021 , 4% , 9/01/47 ........................................... 831,000 703,170
Town of Ponder ,
Ponder Public Improvement District No. 1 , Special Assessment , 2017 , 5% , 9/01/45 500,000 502,927
Ponder Public Improvement District No. 1 , Special Assessment , 2017 , 5% , 9/01/47 865,000 868,256
Travis County Development Authority , Special Assessment , 2025 , 5.25% , 9/01/54 ...
1,400,000 1,382,771
Viridian Municipal Management District , GO , 2023 , AGMC Insured , 5% , 12/01/49 ...
1,000,000 1,013,122
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 4,903,321
Westside 211 Special Improvement District ,
GO, Sub. Lien , 2021 , 3% , 8/15/41 ..................................... 790,000 606,210
GO, Sub. Lien , 2021 , 3% , 8/15/45 ..................................... 615,000 441,075
GO, Sub. Lien , 2021 , 3% , 8/15/51 ..................................... 1,570,000 1,049,111
GO, Sub. Lien , 2022 , 5.625% , 8/15/52 .................................. 1,065,000 1,076,930
Ysleta Independent School District , GO , 2022 , PSF Guaranty , 5% , 8/15/56 ........
23,445,000 24,562,647
843,953,995
Utah 1.2%
Central Utah Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/38
10,000,000 10,043,612
City of Bountiful , Sales Tax , Revenue , 2023 , 4% , 7/01/53 ......................
6,840,000 6,431,696
City of Salt Lake City ,
Airport , Revenue , 2018 A , 5% , 7/01/48 .................................. 25,110,000 25,322,626
Airport , Revenue , 2021 A , 5% , 7/01/51 .................................. 10,000,000 10,141,321
Airport , Revenue , 2023 A , 5.25% , 7/01/53 ............................... 10,000,000 10,416,679
Jordan Valley Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/41
6,000,000 5,925,850
University of Utah (The) , Revenue , 2022 A , 5% , 8/01/46 ......................
9,645,000 10,188,555
Utah Infrastructure Agency ,
Revenue , 2021 , 3% , 10/15/26 ........................................ 550,000 544,179
Revenue , 2021 , 4% , 10/15/28 ........................................ 350,000 351,822
Revenue , 2021 , 4% , 10/15/32 ........................................ 540,000 537,874
Revenue , 2021 , 4% , 10/15/41 ........................................ 1,450,000 1,335,140
Revenue , 2021 , 3% , 10/15/45 ........................................ 2,000,000 1,456,448
Revenue , 2022 , 5% , 10/15/37 ........................................ 1,200,000 1,251,074
Revenue , 2022 , 5% , 10/15/46 ........................................ 3,650,000 3,683,146
Revenue , 2024 , 5.5% , 10/15/44 ....................................... 650,000 692,965
Revenue , 2024 , 5.5% , 10/15/48 ....................................... 650,000 683,284
Utah State University , Student Fee & Housing , Revenue , 2023 , 5% , 4/01/56 .......
10,120,000 10,462,097
99,468,368

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Virginia 0.6%
Amelia County Industrial Development Authority , Waste Management, Inc. , Revenue ,
2002 , Refunding , 1.45% , 4/01/27 ...................................... $ 2,350,000 $ 2,224,276
Hampton Roads Transportation Accountability Commission , Transportation Fund ,
Revenue, Senior Lien , 2020 A , 5% , 7/01/60 .............................. 19,000,000 19,644,930
Virginia Housing Development Authority , Revenue , 2023 F , FHA Insured , 5% , 11/01/43
11,120,000 11,479,392
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 ..................
70,000 70,076
Virginia Small Business Financing Authority ,
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/52 3,730,000 3,808,580
Capital Beltway Express LLC , Revenue, Senior Lien , 2022 , Refunding , 5% , 12/31/57 6,270,000 6,380,546
National Senior Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding ,
4% , 1/01/51 .................................................... 4,000,000 3,506,167
47,113,967
Washington 2.6%
Central Puget Sound Regional Transit Authority , Sales Motor Vehicle & Rental Car Tax ,
Revenue , 2021 S-1 , Refunding , 4% , 11/01/46 ............................. 20,000,000 19,543,946
City of Seattle , Municipal Light & Power , Revenue , 2018 A , 4% , 1/01/42 ..........
10,855,000 10,746,234
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 ..............
34,480,000 33,974,140
Grant County Public Hospital District No. 1 , GO , 2023 , 5.125% , 12/01/52 .........
4,500,000 4,546,574
NJB Properties , Revenue , 2006 A , 5% , 12/01/36 ............................
5,000 5,008
Port of Seattle ,
Revenue , 2018 A , 5% , 5/01/38 ........................................ 15,000,000 15,296,550
Revenue , 2019 , 4% , 4/01/44 ......................................... 4,000,000 3,706,748
Skagit County Public Hospital District No. 1 , Revenue , 2024 , 5.5% , 12/01/54 .......
3,050,000 3,198,972
University of Washington , Revenue , 2018 , 5% , 4/01/48 .......................
29,450,000 29,972,240
Vancouver Housing Authority , Revenue , 2024 , 4% , 8/01/34 ....................
6,000,000 6,029,989
Washington Health Care Facilities Authority ,
Fred Hutchinson Cancer Center Obligated Group , Revenue , 2020 , Refunding , 4% ,
9/01/45 ........................................................ 2,610,000 2,400,235
e
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/29 ....................................................... 250,000 268,329
e
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 5% ,
12/01/33 ....................................................... 250,000 270,181
e
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 3% ,
12/01/34 ....................................................... 300,000 276,069
e
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 4% ,
12/01/45 ....................................................... 1,200,000 1,101,331
e
Fred Hutchinson Cancer Center Obligated Group , Revenue , 144A, 2021 , 4% ,
12/01/48 ....................................................... 910,000 824,374
Multicare Health System Obligated Group , Revenue , 2017 B , Refunding , 4% , 8/15/41 25,000,000 23,884,720
Providence St. Joseph Health Obligated Group , Revenue , 2012 A , 5% , 10/01/42 .. 10,175,000 10,192,736
Providence St. Joseph Health Obligated Group , Revenue , 2014 D , Refunding , 5% ,
10/01/38 ....................................................... 8,000,000 8,017,095
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 3,558,747
Washington State Convention Center Public Facilities District , Lodging Tax , Revenue ,
2021 B , Refunding , 4% , 7/01/43 ....................................... 14,855,000 14,219,112
Washington State Housing Finance Commission ,
Revenue , 2021-1 , A , 3.5% , 12/20/35 ................................... 20,781,428 19,424,093
e
Madison at Rivers Edge Apartments LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 2,840,000 2,448,091
e
Seattle Academy of Arts & Sciences , Revenue , 144A, 2023 , Refunding , 6.375% ,
7/01/63 ........................................................ 6,220,000 6,782,381
220,687,895

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
West Virginia 0.8%
County of Ohio , Tax Allocation , 2024 , Refunding , 5.25% , 6/01/53 ................
$ 1,500,000 $ 1,518,064
d
West Virginia Economic Development Authority , Kentucky Power Co. , Revenue , 2014
A , Refunding , Mandatory Put , 4.7% , 6/17/26 ............................. 6,000,000 6,056,875
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group , Revenue , 2018 A , Refunding , 5% ,
1/01/43 ........................................................ 10,000,000 10,070,204
Vandalia Health, Inc. Obligated Group , Revenue , 2019 A , Refunding , 5% , 9/01/38 . 3,040,000 3,112,393
Vandalia Health, Inc. Obligated Group , Revenue , 2023 B , Refunding , 6% , 9/01/53 . 3,000,000 3,318,252
West Virginia United Health System Obligated Group , Revenue , 2017 A , 5% , 6/01/47 7,000,000 7,071,709
West Virginia United Health System Obligated Group , Revenue , 2018 A , 5% , 6/01/52 20,700,000 20,985,302
West Virginia Water Development Authority ,
Revenue , 2016 A , Refunding , 5% , 10/01/36 .............................. 5,000,000 5,109,736
Revenue , 2016 A , Refunding , 5% , 10/01/45 .............................. 5,435,000 5,525,281
62,767,816
Wisconsin 4.6%
Public Finance Authority ,
Revenue , 2023-1 , A , 5.75% , 7/01/62 ................................... 23,793,410 24,699,494
e
Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 ................................ 21,085,631 17,288,889
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 A , 5% ,
11/15/41 ....................................................... 1,205,000 1,249,581
Blue Ridge Healthcare Obligated Group , Revenue , 2020 A , Refunding , 3% , 1/01/50 2,185,000 1,635,063
CFC-SA LLC , Revenue, Senior Lien , 2022 A , 5% , 2/01/62 ................... 10,000,000 10,117,846
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/41 .......... 1,000,000 909,798
Coral Academy of Science Las Vegas , Revenue , 2021 A , 4% , 7/01/61 .......... 10,000,000 8,103,839
e
Dominium Holdings I LLC , Revenue , 144A, 2024-1 , B-1 , 6.81% , 4/28/36 ........ 10,000,000 10,208,634
d
Duke Energy Progress LLC , Revenue , 2022 B , Refunding , Mandatory Put , 4% ,
10/01/30 ....................................................... 2,200,000 2,218,809
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.5% , 7/01/52 ...... 5,000,000 5,351,691
EMU Campus Living LLC , Revenue , 2022 A-1 , BAM Insured , 5.625% , 7/01/55 .... 6,620,000 7,102,058
e
FAH Tree House LLC , Revenue , 144A, 2023 A , 6.5% , 8/01/53 ................ 22,945,000 22,536,299
e
Greystone Housing Impact Investors LP , Revenue , 144A, 2023-1 , B-1 , 7.125% ,
7/25/34 ........................................................ 22,990,000 23,939,158
e
Hope Housing Foundation Obligated Group , Revenue , 144A, 2022 A , 3.8% , 12/01/37 24,375,000 20,940,043
NC A&T Real Estate Foundation LLC , Revenue , 2024 A , 5.25% , 6/01/54 ........ 2,325,000 2,361,971
e
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-1 , Refunding ,
4.5% , 12/01/31 .................................................. 11,975,000 11,908,976
e
Patriot Services Group Obligated Group , Revenue , 144A, 2024 A-2 , Refunding , Zero
Cpn., 12/01/44 .................................................. 122,250,000 75,650,928
e
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 A , 6.5% , 12/01/52 ..... 22,565,000 23,005,320
e
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 B , 7.5% , 12/01/29 ..... 2,645,000 2,696,641
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 9/30/51 ................. 730,000 617,299
RED River Valley Alliance LLC , Revenue , 2021 , 4% , 3/31/56 ................. 30,185,000 24,907,696
Southeastern Regional Medical Center Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 2/01/39 ............................................ 4,755,000 4,117,047
Southeastern Regional Medical Center Obligated Group , Revenue , 2021 A ,
Refunding , 4% , 2/01/46 ............................................ 11,980,000 9,704,241
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/41 ............ 1,280,000 1,159,322
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/51 ............ 10,000 8,490
Triad Math & Science Academy Co. , Revenue , 2021 A , 4% , 6/15/61 ............ 6,000,000 4,862,706
Triad Math & Science Academy Co. , Revenue , 2022 , 5.25% , 6/15/52 ........... 1,610,000 1,633,604
Triad Math & Science Academy Co. , Revenue , 2022 , 5.375% , 6/15/57 .......... 1,550,000 1,578,383
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/46 ....... 5,075,000 4,117,116
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/51 ....... 5,705,000 4,414,049
UNC Health Appalachian Obligated Group , Revenue , 2021 A , 4% , 7/01/56 ....... 2,250,000 1,691,146
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/41 ........................................... 1,010,000 948,934

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
United Methodist Retirement Homes, Inc. Obligated Group (The) , Revenue , 2021 A ,
Refunding , 4% , 10/01/51 ........................................... $ 2,185,000 $ 1,888,120
Wisconsin Center District , Revenue, Junior Lien , 2020 D , AGMC Insured , Zero Cpn.,
12/15/45 ........................................................ 20,000,000 7,449,730
Wisconsin Health & Educational Facilities Authority ,
Children's Hospital of Wisconsin Obligated Group , Revenue , 2017 , Refunding , 4% ,
8/15/42 ........................................................ 15,000,000 14,312,025
Marshfield Clinic Health System Obligated Group , Revenue , 2017 C , Refunding , 5% ,
2/15/47 ........................................................ 20,000,000 19,557,796
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/47 .................................................... 5,200,000 4,468,759
Oakwood Lutheran Senior Ministries Obligated Group , Revenue , 2021 , Refunding ,
4% , 1/01/57 .................................................... 1,400,000 1,130,393
St. John's Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding , 4% ,
9/15/36 ........................................................ 530,000 511,795
St. John's Communities, Inc. Obligated Group , Revenue , 2021 B , Refunding , 4% ,
9/15/45 ........................................................ 475,000 420,458
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/36 ........................................................ 775,000 748,379
St. John's Communities, Inc. Obligated Group , Revenue , 2022 , Refunding , 4% ,
9/15/45 ........................................................ 650,000 575,363
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/46 ...... 895,000 769,312
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/51 ...... 1,335,000 1,109,160
Wisconsin Masonic Home Obligated Group , Revenue , 2021 A , 4% , 8/15/55 ...... 1,760,000 1,433,918
Wisconsin Masonic Home Obligated Group , Revenue , 2024 A , 5.75% , 8/15/59 .... 1,940,000 2,062,842
388,123,121
U.S. Territories 2.6%
District of Columbia 2.1%
District of Columbia ,
Revenue , 2006 B-1 , BHAC, FGIC Insured , 5% , 2/01/25 ..................... 7,000,000 7,000,000
Catholic University of America (The) , Revenue , 2017 B , 5% , 10/01/42 .......... 20,535,000 20,647,218
Catholic University of America (The) , Revenue , 2017 B , 5% , 10/01/47 .......... 25,110,000 25,082,158
Catholic University of America (The) , Revenue , 2018 , Refunding , 5% , 10/01/43 ... 4,000,000 4,022,753
International School Obligated Group , Revenue , 2019 , 5% , 7/01/49 ............ 1,000,000 1,005,394
International School Obligated Group , Revenue , 2019 , 5% , 7/01/54 ............ 1,905,000 1,908,402
Water & Sewer Authority , Revenue, Senior Lien , 2018 A , 5% , 10/01/49 .......... 25,000,000 25,598,750
Metropolitan Washington Airports Authority ,
Aviation , Revenue , 2018 A , Refunding , 5% , 10/01/48 ....................... 10,275,000 10,381,426
Aviation , Revenue , 2019 A , Refunding , 5% , 10/01/49 ....................... 10,000,000 10,148,071
Aviation , Revenue , 2023 A , Refunding , 5.25% , 10/01/53 ..................... 6,000,000 6,266,664
Dulles Toll Road , Revenue, Second Lien , 2009 C , Pre-Refunded , AGMC Insured ,
6.5% , 10/01/41 .................................................. 25,000,000 26,506,625
Dulles Toll Road , Revenue, Sub. Lien , 2019 B , Refunding , 4% , 10/01/49 ........ 13,555,000 12,490,920
Washington Metropolitan Area Transit Authority ,
Dedicated , Revenue , 2021 A , 4% , 7/15/43 ............................... 12,775,000 12,549,837
Dedicated , Revenue, Second Lien , 2024 A , 5% , 7/15/56 ..................... 12,000,000 12,684,997
176,293,215
Puerto Rico 0.5%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 5,780,000 5,738,545
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 317,172 313,183
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 2,419,017 2,380,945

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 36 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. $ 27,576,000 $ 27,583,652
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 5,593,000 5,514,147
41,530,472
Total U.S. Territories .................................................................... 217,823,687
Total Municipal Bonds (Cost $ 8,310,591,436 ) ...................................
8,210,031,599
Shares
Escrows and Litigation Trusts 0.0%
†
a ,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 1,723,393 1,378,715
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
1,378,715
Total Long Term Investments (Cost $ 8,362,568,750 ) .............................
8,263,420,785
a
a a a a
Short Term Investments 1.2%
Principal
Amount
Municipal Bonds 1.2%
California 1.2%
j
Los Angeles Department of Water & Power ,
Power System , Revenue , 2002 A-6 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 4.15% , 7/01/35 ...................................... 2,200,000 2,200,000
Power System , Revenue , 2002 A-7 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 4.25% , 7/01/35 ...................................... 3,500,000 3,500,000
Power System , Revenue , 2023 C-1 , SPA TD Bank NA , Daily VRDN and Put , 4% ,
7/01/57 ........................................................ 67,900,000 67,900,000
Power System , Revenue , 2023 F-1 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.8% , 7/01/48 .................................. 16,400,000 16,400,000
Power System , Revenue , 2023 F-2 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.8% , 7/01/47 .................................. 8,400,000 8,400,000
98,400,000
Minnesota 0.0%
†
j
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Bank of America NA , Daily VRDN and Put , 1.8% , 11/15/48 ...... 1,100,000 1,100,000
Total Municipal Bonds (Cost $ 99,500,000 ) ......................................
99,500,000
Total Short Term Investments (Cost $ 99,500,000 ) ................................
99,500,000
a
Total Investments (Cost $ 8,462,068,750 ) 99.5% ..................................
$8,362,920,785
Other Assets, less Liabilities 0.5% .............................................
41,588,762
Net Assets 100.0% ...........................................................
$8,404,509,547
†
Rounds to less than 0.1% of net assets.

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
The maturity date shown represents the mandatory put date.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2025, the aggregate value of these securities was $921,792,987, representing 11.0% of net assets.
f
The coupon rate shown represents the rate at period end.
g
Defaulted security or security for which income has been deemed uncollectible.
h
Security purchased on a when-issued basis.
i
A portion or all of the security purchased on a delayed delivery basis.
j
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Securities Purchased on a Forward Commitment Basis
The Fund may purchase securities on a forward commitment basis, with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. These types of securities may be considered unfunded and the
Fund may be obligated to perform on such agreements at a future date. At January 31, 2025, unfunded commitments were as follows:

Franklin Federal Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended January 31,
2025, the Fund held investments in affiliated management investment companies as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of January 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Borrower
Unfunded
Commitment
Franklin Federal Tax-Free Income Fund
Puerto Rico Electric Power Authority, Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 3,809,333
B-2, 7.125%, 7/01/59 18,500,231
$22,309,564
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $1,963,763 $— $(1,972,855) $(282,877) $291,969 $— — $57,028
Total Affiliated Securities ... $1,963,763 $— $(1,972,855) $(282,877) $291,969 $— $57,028
3. Securities Purchased on a Forward Commitment Basis
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Corporate Bonds ........................ — — 35,692,397 35,692,397
Senior Floating Rate Interests ............... — — 16,318,074 16,318,074
Municipal Bonds ......................... — 8,210,031,599 — 8,210,031,599
Escrows and Litigation Trusts ............... — — 1,378,715 1,378,715
Short Term Investments ................... — 99,500,000 — 99,500,000
Total Investments in Securities ........... $— $8,309,531,599 $53,389,186 $8,362,920,785
Other Financial Instruments:
Unfunded Commitments .................. $— $— $909,503 $909,503
Total Other Financial Instruments ......... $— $— $909,503 $909,503
a
Includes financial instruments determined to have no value.
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Mutual Assurance Co.
BHAC Berkshire Hathaway Assurance Corp.
CME Chicago Mercantile Exchange
COP Certificate of Participation
ETF Exchange-Traded Fund
ETM Escrowed to Maturity
FGIC Financial Guaranty Insurance Co.
FHA Federal Housing Administration
FRN Floating Rate Note
GNMA Government National Mortgage Association
GO General Obligation
LOC Letter of Credit
NATL National Reinsurance Corp.
PSF Permanent School Fund
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SPA Standby Purchase Agreement
TSOF Term SOFR
5. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.